UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07972

Exact name of registrant as specified in charter:	Delaware Group® Adviser Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Diversified Income Fund	January 31, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.08% 9/26/33 ϕ	859,010	$962,163
Fannie Mae REMIC Trust
Series 2001-W2 AS5 6.473% 10/25/31 ϕ	2,757	2,817
Series 2002-W11 AV1 0.767% 11/25/32 ●	5,769	5,632
Total Agency Asset-Backed Securities (cost $835,798)		970,612

Agency Collateralized Mortgage Obligations – 3.33%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 ●	12,866	14,708
Series 2002-T4 A3 7.50% 12/25/41	136,863	160,610
Series 2002-T19 A1 6.50% 7/25/42	103,351	120,421
Series 2004-T1 1A2 6.50% 1/25/44	44,318	50,424
Fannie Mae Interest Strip
Series 265 2 9.00% 3/25/24	5,362	6,541
Fannie Mae REMIC Trust
Series 2002-W1 2A 6.309% 2/25/42 ●	13,838	16,236
Series 2002-W6 2A 6.76% 6/25/42 ●	27,253	31,766
Series 2003-W1 2A 6.371% 12/25/42 ●	14,850	17,364
Series 2003-W10 1A4 4.505% 6/25/43	19,632	21,111
Series 2003-W15 2A7 5.55% 8/25/43	20,705	22,055
Series 2004-W11 1A2 6.50% 5/25/44	290,475	345,863
Fannie Mae REMICs
Series 1990-92 C 7.00% 8/25/20	582	628
Series 1996-46 ZA 7.50% 11/25/26	118,414	134,012
Series 2001-50 BA 7.00% 10/25/41	63,748	74,057
Series 2002-77 Z 5.50% 12/25/32	1,320,124	1,482,587
Series 2002-83 GH 5.00% 12/25/17	53,899	55,389
Series 2002-90 A2 6.50% 11/25/42	195,279	221,250
Series 2003-11 BY 5.50% 2/25/33	96,497	108,610
Series 2003-26 AT 5.00% 11/25/32	1,011,887	1,024,597
Series 2003-38 MP 5.50% 5/25/23	1,581,602	1,719,833
Series 2003-78 B 5.00% 8/25/23	45,795	49,347
Series 2005-70 PA 5.50% 8/25/35	467,956	529,955
Series 2005-110 MB 5.50% 9/25/35	676,552	723,151
Series 2007-40 PT 5.50% 5/25/37	22,064	24,692
Series 2008-15 SB 6.174% 8/25/36 ●∑	934,944	196,916
Series 2009-11 MP 7.00% 3/25/49	24,239	27,935
Series 2009-94 AC 5.00% 11/25/39	3,897,505	4,282,206
Series 2010-35 AB 5.00% 11/25/49	160,879	176,270
Series 2010-129 SM 5.574% 11/25/40 ●∑	7,495,791	1,273,151
Series 2010-41 PN 4.50% 4/25/40	7,623,413	8,329,934
Series 2010-43 HJ 5.50% 5/25/40	1,205,638	1,363,986

NQ-189 [1/16] 3/16 (16178)     1

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2010-75 NA 4.00% 9/25/28	249,361	$253,359
Series 2010-96 DC 4.00% 9/25/25	11,191,109	11,885,201
Series 2011-15 SA 6.634% 3/25/41 ●∑	7,510,758	1,634,095
Series 2011-105 FP 0.827% 6/25/41 ●	28,115	28,158
Series 2011-113 CP 5.00% 9/25/39	1,105,625	1,223,344
Series 2012-19 HB 4.00% 1/25/42	834,889	880,331
Series 2012-19 NI 3.50% 10/25/31 ∑	4,183,235	537,245
Series 2012-122 SD 5.674% 11/25/42 ●∑	9,633,164	2,241,478
Series 2013-2 LZ 3.00% 2/25/43	515,337	499,275
Series 2013-20 IH 3.00% 3/25/33 ∑	5,700,192	782,652
Series 2013-31 MI 3.00% 4/25/33 ∑	28,869,502	3,981,188
Series 2013-43 IX 4.00% 5/25/43 ∑	27,562,192	6,535,908
Series 2013-44 DI 3.00% 5/25/33 ∑	35,896,197	5,067,642
Series 2013-55 AI 3.00% 6/25/33 ∑	11,318,653	1,587,502
Series 2013-72 ZL 3.50% 7/25/43	389,159	390,524
Series 2014-36 ZE 3.00% 6/25/44	4,275,253	3,954,998
Series 2014-68 BS 5.724% 11/25/44 ●∑	10,206,488	2,080,961
Series 2014-72 ZJ 3.00% 11/25/44	411,212	360,699
Series 2014-77 AI 3.00% 10/25/40 ∑	512,561	61,833
Series 2014-90 SA 5.724% 1/25/45 ●∑	28,582,310	6,326,932
Series 2015-27 SA 6.024% 5/25/45 ●∑	3,790,978	852,563
Series 2015-44 Z 3.00% 9/25/43	7,976,252	7,645,737
Series 2015-90 AZ 3.00% 6/25/41	559,797	539,430
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	134,797	152,008
Series 2326 ZQ 6.50% 6/15/31	420,085	474,490
Series 2557 WE 5.00% 1/15/18	649,193	667,927
Series 2621 QH 5.00% 5/15/33	56,211	62,050
Series 2624 QH 5.00% 6/15/33	43,386	48,082
Series 2717 MH 4.50% 12/15/18	23,846	24,654
Series 2809 DC 4.50% 6/15/19	435,058	449,490
Series 2981 NE 5.00% 5/15/35	14,104	15,554
Series 3123 HT 5.00% 3/15/26	24,193	26,309
Series 3139 ZT 5.50% 4/15/36	175,525	196,920
Series 3150 EQ 5.00% 5/15/26	31,506	34,143
Series 3232 KF 0.876% 10/15/36 ●	56,756	57,105
Series 3239 EF 0.776% 11/15/36 ●	10,590	10,642
Series 3290 PE 5.50% 3/15/37	251,290	281,783
Series 3574 D 5.00% 9/15/39	170,469	188,833
Series 3656 PM 5.00% 4/15/40	7,660,915	8,466,225
Series 3662 ZB 5.50% 8/15/36	288,686	326,938
Series 3804 EH 3.50% 7/15/40	81,901	85,635

2     NQ-189 [1/16] 3/16 (16178)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4065 DE 3.00% 6/15/32	1,626,000	$1,672,238
Series 4097 VY 1.50% 8/15/42	341,521	283,895
Series 4120 IK 3.00% 10/15/32 ∑	15,265,289	1,981,006
Series 4122 LI 3.00% 10/15/27 ∑	819,640	90,967
Series 4136 EZ 3.00% 11/15/42	3,231,592	3,133,192
Series 4142 HA 2.50% 12/15/32	554,811	564,723
Series 4146 IA 3.50% 12/15/32 ∑	8,080,481	1,229,444
Series 4150 PQ 2.50% 1/15/43	672,786	677,403
Series 4158 ZT 3.00% 1/15/43	226,939	225,999
Series 4159 KS 5.725% 1/15/43 ●∑	6,927,574	1,811,448
Series 4171 MN 3.00% 2/15/43	739,000	724,408
Series 4180 ZB 3.00% 3/15/43	1,087,024	1,070,222
Series 4185 LI 3.00% 3/15/33 ∑	8,770,810	1,245,563
Series 4191 CI 3.00% 4/15/33 ∑	3,658,583	466,127
Series 4217 HI 2.50% 6/15/28 ∑	782,472	72,796
Series 4251 KI 2.50% 4/15/28 ∑	627,816	40,255
Series 4389 ZC 3.00% 9/15/44	835,466	753,487
Series 4391 GZ 2.50% 12/15/40	104,669	98,921
Series 4403 CZ 3.00% 10/15/44	119,609	101,837
Series 4435 DY 3.00% 2/15/35	6,624,571	6,629,142
Series 4479 TI 4.00% 7/15/34 ∑	1,550,350	239,853
Series 4520 AI 3.50% 10/15/35 ∑	2,216,451	327,406
Freddie Mac Strips
Series 19 F 1.189% 6/1/28 ●	2,466	2,430
Series 326 S2 5.525% 3/15/44 ●∑	5,112,246	1,143,545
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2014-DN4 M2 2.827% 10/25/24 ●	2,357,668	2,380,285
Series 2015-DNA1 M2 2.277% 10/25/27 ●	895,000	875,484
Series 2015-DNA3 M2 3.277% 4/25/28 ●	3,390,000	3,389,734
Series 2015-HQ2 M2 2.377% 5/25/25 ●	3,975,000	3,833,567
Series 2015-HQA2 M2 3.227% 5/25/28 ●	3,795,000	3,773,017
Series 2016-DNA1 M2 3.325% 7/25/28 ●	2,515,000	2,511,353
Freddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42 ⧫	84,785	101,181
Series T-54 2A 6.50% 2/25/43 ⧫	23,191	27,705
Series T-58 2A 6.50% 9/25/43 ⧫	497,998	585,561
GNMA
Series 2010-113 KE 4.50% 9/20/40	20,442,264	22,985,909
Series 2012-145 PY 2.00% 12/20/42	1,923,000	1,712,094
Series 2015-133 AL 3.00% 5/20/45	8,757,978	8,605,421
Series 2015-139 EY 2.50% 9/16/45	1,548,000	1,392,439

NQ-189 [1/16] 3/16 (16178)     3

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations (continued)
Vendee Mortgage Trust
Series 2000-1 1A 6.426% 1/15/30 ●	17,211	$19,744
Total Agency Collateralized Mortgage Obligations (cost $170,777,599)		170,305,249

Agency Mortgage-Backed Securities – 22.04%
Fannie Mae
6.50% 8/1/17	18,395	18,737
7.00% 11/15/16	179	180
Fannie Mae ARM
2.004% 7/1/33 ●	64,384	66,971
2.11% 11/1/24 ●	1,709	1,795
2.138% 1/1/36 ●	71,338	74,753
2.212% 3/1/38 ●	7,344	7,700
2.269% 4/1/36 ●	703	746
2.283% 8/1/34 ●	18,041	19,020
2.341% 9/1/38 ●	391,561	420,741
2.347% 4/1/37 ●	1,088,595	1,157,146
2.365% 4/1/36 ●	287,537	306,541
2.406% 8/1/36 ●	21,202	22,507
2.408% 6/1/37 ●	8,058	8,551
2.417% 5/1/43 ●	5,531,926	5,646,789
2.432% 12/1/33 ●	10,031	10,638
2.434% 4/1/36 ●	188,454	200,849
2.461% 6/1/36 ●	88,402	94,048
2.496% 11/1/35 ●	301,257	319,726
2.518% 7/1/36 ●	2,122	2,258
2.522% 6/1/34 ●	42,746	45,302
2.523% 11/1/35 ●	86,890	92,145
2.527% 6/1/34 ●	992	1,054
2.527% 7/1/36 ●	55,050	58,003
2.553% 6/1/43 ●	1,268,276	1,301,730
2.576% 8/1/35 ●	69,922	73,862
2.59% 11/1/32 ●	426	447
2.913% 7/1/45 ●	1,520,437	1,567,022
3.196% 5/1/36 ●	123,488	132,727
3.206% 4/1/44 ●	2,587,394	2,693,910
3.253% 3/1/44 ●	4,328,488	4,522,774
3.277% 9/1/43 ●	3,619,932	3,783,425
6.099% 8/1/37 ●	174,989	177,919
Fannie Mae Relocation 15 yr
4.00% 9/1/20	100,518	103,838
Fannie Mae Relocation 30 yr
5.00% 11/1/33	19,014	20,750

4     NQ-189 [1/16] 3/16 (16178)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae Relocation 30 yr
5.00% 1/1/34	1,523	$1,659
5.00% 11/1/34	29,595	32,249
5.00% 4/1/35	37,438	40,369
5.00% 10/1/35	53,546	58,536
5.00% 1/1/36	66,174	72,100
Fannie Mae S.F. 15 yr
2.50% 10/1/27	1,127,988	1,160,288
2.50% 12/1/27	1,478,990	1,521,330
2.50% 4/1/28	1,366,546	1,403,908
2.50% 9/1/28	2,545,135	2,620,275
3.00% 9/1/30	4,517,719	4,712,032
3.50% 2/1/26	755,838	800,260
3.50% 6/1/26	3,109,111	3,291,511
3.50% 7/1/26	3,633,642	3,848,926
3.50% 11/1/27	695,466	737,552
3.50% 11/1/28	331,921	352,027
4.00% 3/1/24	20,473	21,762
4.00% 4/1/24	2,757	2,930
4.00% 11/1/24	52,129	55,783
4.00% 2/1/25	528,882	560,967
4.00% 5/1/25	1,383,351	1,476,329
4.00% 7/1/25	3,125,436	3,346,009
4.00% 11/1/25	9,677,297	10,340,905
4.00% 1/1/27	16,581,188	17,720,286
4.00% 5/1/27	5,233,720	5,603,055
4.50% 4/1/18	6,668	6,911
4.50% 7/1/18	12,149	12,593
4.50% 9/1/18	7,696	7,977
4.50% 11/1/18	15,497	16,118
4.50% 2/1/19	16,426	17,077
4.50% 3/1/19	50,006	52,019
4.50% 4/1/20	6,834	7,126
4.50% 7/1/20	108,010	113,522
4.50% 4/1/23	45,658	48,572
4.50% 9/1/24	161,761	170,683
4.50% 11/1/24	54,115	58,312
5.00% 6/1/19	62,965	65,260
5.00% 12/1/21	25,224	26,418
5.50% 2/1/18	17,863	18,443
5.50% 4/1/19	8,091	8,396
5.50% 5/1/19	21,429	22,036
5.50% 10/1/21	9,495	10,248

NQ-189 [1/16] 3/16 (16178)     5

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 15 yr
5.50% 4/1/23	55,929	$61,421
5.50% 6/1/23	39,812	43,774
6.00% 8/1/17	9,315	9,515
6.00% 12/1/17	948	950
6.00% 3/1/21	622	669
6.00% 9/1/21	1,783,366	1,962,283
6.00% 2/1/22	42,703	45,418
6.00% 8/1/22	21,696	23,701
6.00% 2/1/23	2,853	3,152
Fannie Mae S.F. 15 yr TBA
2.50% 3/1/31	13,404,000	13,679,408
Fannie Mae S.F. 20 yr
3.00% 10/1/32	19,170	20,006
3.00% 2/1/33	357,126	372,926
3.00% 8/1/33	154,982	161,841
3.00% 4/1/34	114,567	119,633
3.00% 8/1/34	1,077,299	1,124,899
3.00% 1/1/36	11,173,147	11,570,969
3.50% 8/1/32	526,688	558,945
3.50% 10/1/34	2,267,095	2,402,826
3.50% 9/1/35	44,814	47,419
4.00% 1/1/31	883,371	951,854
4.00% 2/1/31	2,099,911	2,268,033
6.50% 10/1/18	2,245	2,567
6.50% 2/1/19	4,902	5,606
6.50% 10/1/24	8,474	9,691
6.50% 10/1/27	43,112	49,301
Fannie Mae S.F. 30 yr
3.00% 7/1/42	2,967,550	3,034,518
3.00% 10/1/42	1,937,125	1,986,186
3.00% 12/1/42	8,303,992	8,491,523
3.00% 1/1/43	14,165,889	14,485,424
3.00% 2/1/43	1,762,962	1,802,760
3.00% 5/1/43	2,741,187	2,802,610
4.00% 5/1/43	476,437	514,806
4.00% 7/1/44	13,188,338	14,230,338
4.50% 7/1/36	1,482,972	1,617,271
4.50% 6/1/38	2,338,899	2,562,256
4.50% 4/1/39	910,868	997,180
4.50% 7/1/39	1,133,569	1,247,906
4.50% 9/1/40	8,829,712	9,692,874
4.50% 11/1/40	3,325,483	3,625,067

6     NQ-189 [1/16] 3/16 (16178)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 12/1/40	1,295,868	$1,413,113
4.50% 3/1/41	4,003,000	4,364,277
4.50% 4/1/41	6,141,569	6,694,030
4.50% 5/1/41	1,194,676	1,306,201
4.50% 7/1/41	1,646,729	1,794,979
4.50% 8/1/41	1,774,343	1,936,662
4.50% 1/1/42	65,507,940	71,484,087
4.50% 4/1/42	3,371,500	3,675,424
4.50% 9/1/42	7,534,928	8,234,736
4.50% 2/1/44	890,029	971,338
4.50% 6/1/44	3,818,032	4,162,664
4.50% 8/1/44	1,029,741	1,121,308
4.50% 10/1/44	6,943,369	7,605,476
4.50% 2/1/45	5,496,881	6,007,407
5.00% 4/1/33	81,219	90,159
5.00% 7/1/33	90,770	100,756
5.00% 11/1/33	101,178	112,305
5.00% 3/1/34	46,897	52,051
5.00% 4/1/34	213,116	238,720
5.00% 2/1/35	4,040	4,483
5.00% 4/1/35	482,044	534,112
5.00% 5/1/35	18,192	20,141
5.00% 6/1/35	2,810	3,112
5.00% 7/1/35	61,962	68,558
5.00% 8/1/35	457,358	506,211
5.00% 9/1/35	3,655	4,055
5.00% 10/1/35	2,420,106	2,678,255
5.00% 11/1/35	1,494,299	1,653,455
5.00% 7/1/36	2,684	2,972
5.00% 8/1/36	5,099	5,643
5.00% 12/1/36	8,839	9,779
5.00% 2/1/37	49,370	54,744
5.00% 4/1/37	690,574	764,332
5.00% 8/1/37	1,660,080	1,838,461
5.00% 5/1/38	29,718	32,905
5.00% 6/1/39	225,282	249,406
5.50% 12/1/32	129,935	146,395
5.50% 2/1/33	1,817,809	2,035,880
5.50% 8/1/33	118,347	133,509
5.50% 9/1/33	5,976	6,731
5.50% 3/1/34	173,223	195,016
5.50% 4/1/34	779,180	878,200

NQ-189 [1/16] 3/16 (16178)     7

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 5/1/34	318,782	$356,928
5.50% 8/1/34	113,070	126,474
5.50% 9/1/34	99,208	112,203
5.50% 11/1/34	1,014,324	1,143,357
5.50% 12/1/34	493,985	558,987
5.50% 1/1/35	2,031,183	2,295,176
5.50% 2/1/35	876,625	989,198
5.50% 3/1/35	380,082	429,038
5.50% 4/1/35	2,148	2,425
5.50% 5/1/35	6,678	7,553
5.50% 6/1/35	485,679	546,849
5.50% 8/1/35	153,169	172,638
5.50% 9/1/35	2,211	2,495
5.50% 10/1/35	2,130,783	2,405,130
5.50% 11/1/35	6,628	7,469
5.50% 12/1/35	425,609	481,663
5.50% 1/1/36	2,841,806	3,213,380
5.50% 3/1/36	31,378	35,214
5.50% 4/1/36	1,857,213	2,088,562
5.50% 5/1/36	1,452,710	1,626,384
5.50% 7/1/36	451,109	509,322
5.50% 9/1/36	6,108,729	6,887,264
5.50% 11/1/36	1,493,508	1,673,165
5.50% 12/1/36	34,746	38,750
5.50% 1/1/37	2,625,493	2,945,941
5.50% 2/1/37	37,830	42,403
5.50% 3/1/37	1,060,364	1,188,686
5.50% 4/1/37	4,645,018	5,205,840
5.50% 8/1/37	2,260,933	2,554,060
5.50% 9/1/37	2,687,343	3,012,582
5.50% 11/1/37	26,640	29,861
5.50% 12/1/37	4,002	4,463
5.50% 1/1/38	159,998	178,831
5.50% 2/1/38	1,747,191	1,968,266
5.50% 3/1/38	1,161,366	1,303,490
5.50% 6/1/38	4,976,518	5,573,578
5.50% 7/1/38	897,060	1,006,182
5.50% 8/1/38	42,444	47,335
5.50% 9/1/38	348,558	393,638
5.50% 11/1/38	26,196	29,480
5.50% 12/1/38	500,650	564,272
5.50% 1/1/39	6,589,177	7,458,233

8     NQ-189 [1/16] 3/16 (16178)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
5.50% 2/1/39	9,031,637	$10,194,059
5.50% 10/1/39	1,895,249	2,123,455
5.50% 12/1/39	819,425	926,918
5.50% 6/1/40	5,848	6,559
5.50% 7/1/40	4,541,001	5,113,585
5.50% 4/1/41	1,178,274	1,333,766
5.50% 9/1/41	21,414,572	24,018,552
5.50% 3/1/46	8,591,000	9,648,767
6.00% 7/1/27	5,922	6,779
6.00% 4/1/32	11,954	13,698
6.00% 8/1/34	263,799	301,628
6.00% 11/1/34	12,798	14,600
6.00% 12/1/34	2,826	3,226
6.00% 6/1/35	3,224	3,647
6.00% 7/1/35	66,260	75,480
6.00% 9/1/35	81,207	92,436
6.00% 10/1/35	38,644	44,069
6.00% 11/1/35	23,194	26,585
6.00% 12/1/35	433,481	494,144
6.00% 6/1/36	286,349	324,839
6.00% 7/1/36	20,578	23,380
6.00% 8/1/36	165,805	188,081
6.00% 9/1/36	120,715	136,976
6.00% 12/1/36	248,177	283,197
6.00% 2/1/37	778,229	882,405
6.00% 3/1/37	24,679	27,984
6.00% 5/1/37	1,962,124	2,223,027
6.00% 6/1/37	132,393	151,875
6.00% 7/1/37	136,553	155,693
6.00% 8/1/37	1,762,441	1,996,679
6.00% 9/1/37	582,124	659,271
6.00% 10/1/37	390,514	442,701
6.00% 11/1/37	285,068	322,516
6.00% 1/1/38	978,056	1,106,668
6.00% 3/1/38	846	971
6.00% 5/1/38	3,619,393	4,101,036
6.00% 6/1/38	321,357	367,444
6.00% 7/1/38	79,372	89,781
6.00% 8/1/38	239,882	271,911
6.00% 9/1/38	886,857	1,005,363
6.00% 10/1/38	2,840,292	3,214,263
6.00% 11/1/38	580,626	665,681

NQ-189 [1/16] 3/16 (16178)     9

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 12/1/38	338,047	$384,532
6.00% 1/1/39	1,244,039	1,407,195
6.00% 9/1/39	264,943	301,326
6.00% 10/1/39	1,460,260	1,676,400
6.00% 1/1/40	9,688	11,042
6.00% 3/1/40	1,060,113	1,203,588
6.00% 7/1/40	3,877,233	4,393,137
6.00% 9/1/40	964,629	1,094,724
6.00% 11/1/40	379,612	435,624
6.00% 5/1/41	10,045,780	11,411,503
6.00% 6/1/41	3,996,784	4,539,586
6.00% 7/1/41	7,295,569	8,335,762
6.50% 3/1/32	193	221
6.50% 8/1/34	5,063	5,791
6.50% 1/1/36	29,814	35,260
6.50% 2/1/36	849,301	971,357
6.50% 3/1/36	42,356	48,436
6.50% 8/1/36	25,385	29,029
6.50% 9/1/36	41,778	49,476
6.50% 11/1/36	329,966	383,677
6.50% 3/1/37	538,758	651,829
6.50% 8/1/37	68,101	78,630
6.50% 11/1/37	1,179	1,348
6.50% 12/1/37	241,179	278,825
6.50% 10/1/38	30,258	34,968
6.50% 1/1/39	14,447	16,781
6.50% 3/1/40	821,968	953,830
7.00% 8/1/32	67,436	77,155
7.00% 9/1/32	37,329	39,414
7.00% 2/1/36	9,642	11,397
7.00% 12/1/37	4,418	4,770
7.50% 1/1/31	952	1,084
7.50% 3/1/32	12,666	13,939
7.50% 4/1/32	14,271	16,806
7.50% 6/1/34	21,278	24,942
7.50% 10/1/34	12,183	14,479
Fannie Mae S.F. 30 yr TBA
3.00% 2/1/46	184,164,000	187,990,136
3.00% 3/1/46	217,708,000	221,724,996
4.50% 3/1/46	108,683,000	117,918,947
Freddie Mac ARM
2.347% 8/1/37 ●	6,428	6,799

10     NQ-189 [1/16] 3/16 (16178)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac ARM
2.405% 10/1/36 ●	49,649	$52,624
2.406% 5/1/35 ●	176,649	186,499
2.476% 4/1/33 ●	3,141	3,251
2.482% 7/1/36 ●	208,773	221,578
2.522% 1/1/44 ●	3,440,529	3,543,547
2.565% 2/1/37 ●	490,890	518,454
2.57% 4/1/34 ●	13,372	14,170
2.574% 10/1/37 ●	2,350	2,487
2.576% 3/1/36 ●	52,580	55,801
2.592% 12/1/33 ●	219,744	231,589
2.65% 10/1/37 ●	47,013	49,491
2.831% 9/1/45 ●	12,333,821	12,738,329
2.953% 11/1/44 ●	1,189,644	1,236,816
2.959% 10/1/45 ●	3,186,118	3,284,030
3.459% 5/1/42 ●	583,591	612,929
4.852% 8/1/38 ●	55,328	58,555
Freddie Mac Relocation 30 yr
5.00% 9/1/33	119,971	130,626
6.50% 10/1/30	463	479
Freddie Mac S.F. 15 yr
3.50% 10/1/26	843,612	894,565
4.00% 12/1/20	35,964	37,553
4.00% 6/1/24	34,807	36,953
4.00% 12/1/24	3,359	3,565
4.00% 5/1/25	368,510	392,714
4.00% 8/1/25	8,751	9,334
4.00% 11/1/26	1,316,138	1,397,084
4.50% 5/1/20	521,412	544,025
4.50% 6/1/20	48,510	50,615
4.50% 10/1/20	12,584	13,130
4.50% 9/1/24	48,928	52,235
4.50% 9/1/26	1,507,689	1,622,085
5.00% 4/1/20	229,050	243,013
5.50% 6/1/21	108,607	116,984
5.50% 7/1/21	79,283	85,492
6.00% 4/1/17	2,249	2,283
6.00% 8/1/17	1,012	1,036
6.50% 8/1/16	128	130
Freddie Mac S.F. 20 yr
3.50% 1/1/34	3,934,193	4,175,978
3.50% 9/1/35	2,738,199	2,899,215
4.00% 8/1/35	678,580	732,217

NQ-189 [1/16] 3/16 (16178)     11

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 20 yr
4.00% 10/1/35	3,437,754	$3,709,499
Freddie Mac S.F. 30 yr
3.00% 10/1/42	3,743,002	3,825,920
3.00% 11/1/42	4,511,124	4,623,118
4.50% 4/1/39	550,964	606,523
4.50% 7/1/39	756,338	822,063
4.50% 10/1/39	1,764,112	1,917,868
4.50% 4/1/41	7,944,411	8,650,999
4.50% 3/1/42	7,747,696	8,454,089
5.00% 3/1/34	72,754	80,538
5.00% 4/1/35	25,150	27,863
5.50% 3/1/34	277,995	310,577
5.50% 12/1/34	265,367	297,041
5.50% 3/1/36	166,007	185,189
5.50% 6/1/36	182,976	204,428
5.50% 11/1/36	298,001	332,913
5.50% 12/1/36	79,271	88,483
5.50% 1/1/37	20,062	22,412
5.50% 9/1/37	375,992	419,966
5.50% 11/1/37	15,426	17,228
5.50% 4/1/38	1,217,712	1,360,026
5.50% 6/1/38	172,052	192,316
5.50% 7/1/38	1,354,255	1,512,352
5.50% 6/1/39	1,278,524	1,428,432
5.50% 3/1/40	1,026,309	1,147,758
5.50% 8/1/40	807,859	902,275
5.50% 1/1/41	784,190	872,791
5.50% 6/1/41	9,683,676	10,819,665
6.00% 12/1/33	8,017	9,029
6.00% 8/1/34	78,129	88,240
6.00% 11/1/34	40,968	46,129
6.00% 2/1/36	3,649,111	4,182,493
6.00% 3/1/36	1,674,329	1,913,072
6.00% 4/1/36	16,697	19,030
6.00% 10/1/36	18,343	20,945
6.00% 4/1/37	26,885	30,442
6.00% 8/1/37	18,102	20,524
6.00% 10/1/37	11,208	12,668
6.00% 6/1/38	10,748	12,156
6.00% 7/1/38	10,034	11,291
6.00% 8/1/38	3,439,002	3,951,354
6.00% 10/1/38	98,574	113,262

12     NQ-189 [1/16] 3/16 (16178)

(Unaudited)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
6.00% 3/1/40	19,619	$22,181
6.00% 5/1/40	1,932,327	2,201,987
6.00% 7/1/40	3,216,303	3,656,982
6.50% 10/1/32	1,011	1,152
6.50% 6/1/37	6,367	7,329
6.50% 8/1/38	285,045	324,710
6.50% 4/1/39	446,435	508,557
7.00% 11/1/33	148,070	179,218
GNMA I S.F. 30 yr
5.00% 6/15/40	499,485	553,049
7.00% 12/15/34	1,779,483	2,139,405
7.50% 2/15/32	1,548	1,931
Total Agency Mortgage-Backed Securities (cost $1,112,892,126)		1,127,167,067

Collateralized Debt Obligations – 1.27%
Avery Point III CLO
Series 2013-3A A 144A 2.02% 1/18/25 #●	5,500,000	5,400,450
Benefit Street Partners CLO IV
Series 2014-IVA A1A 144A 2.114% 7/20/26 #●	14,000,000	13,853,000
Carlyle Global Market Strategies CLO
Series 2014-2A A 144A 1.832% 5/15/25 #●	3,940,000	3,896,660
Cent CLO 21
Series 2014-21A A1B 144A 2.011% 7/27/26 #●	5,500,000	5,414,750
CIFC Funding
Series 2013-2A A1L 144A 1.77% 4/21/25 #●	10,000,000	9,803,000
Magnetite IX
Series 2014-9A A1 144A 2.039% 7/25/26 #●	13,880,000	13,698,172
Neuberger Berman CLO XVII
Series 2014-17A A 144A 1.804% 8/4/25 #●	5,120,000	5,064,192
Neuberger Berman CLO XIX
Series 2015-19A A1 144A 2.042% 7/15/27 #●	8,000,000	7,893,600
Total Collateralized Debt Obligations (cost $65,854,587)		65,023,824

Commercial Mortgage-Backed Securities – 6.56%
Banc of America Commercial Mortgage Trust
Series 2006-4 A4 5.634% 7/10/46	411,537	414,345
Series 2007-4 AM 6.00% 2/10/51 ●	3,670,000	3,829,739
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-PW18 A4 5.70% 6/11/50	3,140,000	3,274,651
CD Commercial Mortgage Trust
Series 2005-CD1 C 5.475% 7/15/44 ●	162,340	162,330
CFCRE Commercial Mortgage Trust
Series 2011-C1 A2 144A 3.759% 4/15/44 #	38,999	39,057

NQ-189 [1/16] 3/16 (16178)     13

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust
Series 2007-C6 AM 5.898% 12/10/49 ●	2,950,000	$3,011,921
Series 2014-GC25 A4 3.635% 10/10/47	5,655,000	5,871,385
Series 2015-GC27 A5 3.137% 2/10/48	6,497,146	6,463,242
COMM Mortgage Trust
Series 2014-CR16 A4 4.051% 4/10/47	5,795,000	6,199,811
Series 2014-CR19 A5 3.796% 8/10/47	6,890,000	7,232,940
Series 2014-CR20 A4 3.59% 11/10/47	2,305,000	2,381,849
Series 2014-CR20 AM 3.938% 11/10/47	10,325,000	10,639,737
Series 2014-CR21 A3 3.528% 12/10/47	3,853,000	3,962,037
Series 2015-3BP A 144A 3.178% 2/10/35 #	9,890,000	9,887,721
Series 2015-CR23 A4 3.497% 5/10/48	8,305,000	8,506,237
Commercial Mortgage Trust
Series 2007-GG9 AM 5.475% 3/10/39	3,375,000	3,446,053
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A 5.002% 11/10/46 #	4,494,000	5,010,742
Series 2011-LC1A C 144A 5.836% 11/10/46 #●	5,320,000	5,830,954
Freddie Mac Multifamily Structured Pass Through
Certificates
Series K038 A2 3.389% 3/25/24 ⧫	7,500,000	7,949,353
FREMF Mortgage Trust
Series 2011-K10 B 144A 4.79% 11/25/49 #●	3,345,000	3,586,418
Series 2011-K13 B 144A 4.763% 1/25/48 #●	4,090,000	4,362,028
Series 2011-K15 B 144A 5.116% 8/25/44 #●	485,000	532,134
Series 2012-K18 B 144A 4.40% 1/25/45 #●	2,450,000	2,577,347
Series 2012-K19 B 144A 4.175% 5/25/45 #●	1,130,963	1,177,237
Series 2012-K22 B 144A 3.812% 8/25/45 #●	4,285,000	4,205,170
Series 2012-K22 C 144A 3.812% 8/25/45 #●	3,450,000	3,300,934
Series 2012-K707 B 144A 4.019% 1/25/47 #●	1,715,000	1,767,729
Series 2012-K708 B 144A 3.886% 2/25/45 #●	7,330,000	7,547,679
Series 2012-K708 C 144A 3.886% 2/25/45 #●	1,380,000	1,410,813
Series 2013-K25 C 144A 3.743% 11/25/45 #●	3,480,000	3,378,920
Series 2013-K26 C 144A 3.723% 12/25/45 #●	2,150,000	2,116,574
Series 2013-K30 C 144A 3.668% 6/25/45 #●	3,895,000	3,727,004
Series 2013-K31 C 144A 3.74% 7/25/46 #●	7,355,000	7,103,266
Series 2013-K33 B 144A 3.618% 8/25/46 #●	3,285,000	3,264,712
Series 2013-K33 C 144A 3.618% 8/25/46 #●	1,050,000	1,026,098
Series 2013-K712 B 144A 3.484% 5/25/45 #●	10,101,068	10,298,678
Series 2013-K712 C 144A 3.484% 5/25/45 #●	380,000	382,225
Series 2013-K713 B 144A 3.274% 4/25/46 #●	6,160,000	6,236,040
Series 2013-K713 C 144A 3.274% 4/25/46 #●	5,765,000	5,654,659
Series 2014-K716 C 144A 4.085% 8/25/47 #●	2,755,000	2,798,792
Series 2015-K47 B 144A 3.724% 6/25/48 #●	2,840,000	2,480,666

14     NQ-189 [1/16] 3/16 (16178)

(Unaudited)

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	21,810,000	$22,678,455
GS Mortgage Securities Trust
Series 2010-C1 A2 144A 4.592% 8/10/43 #	9,975,000	10,836,782
Series 2010-C1 C 144A 5.635% 8/10/43 #●	4,765,000	5,176,552
Series 2014-GC24 A5 3.931% 9/10/47	7,000,000	7,434,597
Series 2015-GC32 A4 3.764% 7/10/48	2,336,000	2,436,999
Hilton USA Trust
Series 2013-HLT AFX 144A 2.662% 11/5/30 #	3,018,000	3,026,614
Series 2013-HLT BFX 144A 3.367% 11/5/30 #	9,470,000	9,496,893
Houston Galleria Mall Trust
Series 2015-HGLR A1A2 144A 3.087% 3/5/37 #	9,610,000	9,481,856
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	2,433,493	2,417,076
Series 2014-C22 B 4.713% 9/15/47 ●	1,625,000	1,655,949
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.674% 8/12/37 ●	1,765,000	1,924,850
Series 2005-LDP5 D 5.723% 12/15/44 ●	2,895,000	2,888,860
Series 2006-LDP8 AM 5.44% 5/15/45	12,218,000	12,394,032
Series 2011-C5 C 144A 5.50% 8/15/46 #●	3,780,000	4,003,581
Series 2015-JP1 A5 3.914% 1/15/49	3,745,000	3,938,621
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	312,550	313,813
Series 2006-C6 AJ 5.452% 9/15/39 ●	6,325,000	6,348,559
Series 2006-C6 AM 5.413% 9/15/39	5,285,000	5,378,125
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22 A3 3.046% 4/15/48	2,920,000	2,881,592
Series 2015-C23 A4 3.719% 7/15/50	9,640,000	10,042,657
Series 2015-C26 A5 3.531% 10/15/48	5,655,000	5,800,087
Morgan Stanley Capital I Trust
Series 2005-HQ7 C 5.35% 11/14/42 ●	3,952,168	3,946,687
Series 2006-HQ10 B 5.448% 11/12/41 ●	2,584,000	2,491,789
Series 2006-TOP21 B 144A 5.342% 10/12/52 #●	2,000,000	1,996,787
Series 2006-TOP23 A4 6.021% 8/12/41 ●	2,265,953	2,279,393
TimberStar Trust I
Series 2006-1A A 144A 5.668% 10/15/36 #	7,090,000	7,242,196
Series 2006-1A C 144A 5.884% 10/15/36 #	4,500,000	4,570,877
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 A3 2.918% 10/15/45	4,105,000	4,166,990
Series 2015-NXS3 A4 3.617% 9/15/57	3,730,000	3,855,253
WF-RBS Commercial Mortgage Trust
Series 2014-C23 A5 3.917% 10/15/57	1,430,000	1,515,370
Total Commercial Mortgage-Backed Securities (cost $339,709,867)		335,671,119

NQ-189 [1/16] 3/16 (16178)     15

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds – 1.41%
Alaska Communications Systems Group 6.25% exercise
price $10.28, maturity date 5/1/18 @	4,024,000	$3,943,520
Alere 3.00% exercise price $43.98, maturity date 5/15/16	1,031,000	1,047,754
Ares Capital 5.75% exercise price $18.36, maturity date
2/1/16	924,000	924,000
BGC Partners 4.50% exercise price $9.84, maturity date
7/15/16	2,794,000	2,930,207
Blackstone Mortgage Trust 5.25% exercise price $28.36,
maturity date 12/1/18	3,590,000	3,551,856
Blucora 4.25% exercise price $21.66, maturity date 4/1/19	845,000	672,303
Campus Crest Communities Operating Partnership 144A
4.75% exercise price $12.56, maturity date 10/15/18 #@	3,054,000	3,027,277
Cardtronics 1.00% exercise price $52.35, maturity date
12/1/20 *	2,770,000	2,499,925
Cemex 3.72% exercise price $11.90, maturity date
3/15/20 *	2,027,000	1,439,170
Chart Industries 2.00% exercise price $69.03, maturity
date 8/1/18 *@	3,081,000	2,545,676
Ciena 144A 3.75% exercise price $20.17, maturity date
10/15/18 #	1,468,000	1,678,107
Clearwire
Communications 144A 8.25% exercise price $7.08,
maturity date 12/1/40 #@	617,000	607,745
GAIN Capital Holdings 4.125% exercise price $12.00,
maturity date 12/1/18 @	1,667,000	1,580,524
General Cable 4.50% exercise price $33.38, maturity date
11/15/29 @ϕ	3,050,000	1,553,594
Gilead Sciences 1.625% exercise price $22.44, maturity
date 5/1/16	668,000	2,462,836
HealthSouth 2.00% exercise price $38.08, maturity date
12/1/43	2,382,000	2,577,026
Helix Energy Solutions Group 3.25% exercise price
$25.02, maturity date 3/15/32	2,154,000	1,475,490
Hologic 2.00% exercise price $31.18, maturity date
3/1/42 ϕ	689,000	847,470
inContact 144A 2.50% exercise price $14.23, maturity
date 4/1/22 #	2,569,000	2,321,734
Infinera 1.75% exercise price $12.58, maturity date 6/1/18	651,000	887,394
Jefferies Group 3.875% exercise price $44.53, maturity
date 11/1/29	2,476,000	2,457,430
Liberty Interactive 144A 1.00% exercise price $64.23,
maturity date 9/30/43 #	2,878,000	2,489,470
Meritor 4.00% exercise price $26.73, maturity date
2/15/27 ϕ	3,237,000	2,868,791

16     NQ-189 [1/16] 3/16 (16178)

(Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Microchip Technology 144A 1.625% exercise price
$66.61, maturity date 2/15/25 #	1,248,000	$1,205,880
New Mountain Finance 5.00% exercise price $15.93,
maturity date 6/15/19 @	479,000	459,541
Novellus Systems 2.625% exercise price $34.37, maturity
date 5/15/41	1,581,000	3,381,364
NuVasive 2.75% exercise price $42.13, maturity date
7/1/17	2,618,000	3,205,414
NXP Semiconductors 1.00% exercise price $102.84,
maturity date 12/1/19	1,530,000	1,619,887
PROS Holdings 144A 2.00% exercise price $33.79,
maturity date 12/1/19 #	2,587,000	2,034,029
Spectrum Pharmaceuticals 2.75% exercise price $10.53,
maturity date 12/15/18 @	2,004,000	1,595,685
Spirit Realty Capital 3.75% exercise price $13.10, maturity
date 5/15/21 @	3,171,000	3,073,904
Titan Machinery 3.75% exercise price $43.17, maturity
date 5/1/19 *@	525,000	357,328
TPG Specialty Lending 4.50% exercise price $25.83,
maturity date 12/15/19 @	1,856,000	1,798,000
Vector Group 1.75% exercise price $24.64, maturity date
4/15/20 ●	2,229,000	2,493,694
Vector Group 2.50% exercise price $15.98, maturity date
1/15/19 *●	978,000	1,474,076
VEREIT 3.75% exercise price $14.99, maturity date
12/15/20 *@	3,047,000	2,742,315
Total Convertible Bonds (cost $74,008,640)		71,830,416

Corporate Bonds – 33.23%
Automotive – 0.33%
American Axle & Manufacturing 6.25% 3/15/21	2,815,000	2,843,150
Ford Motor 7.45% 7/16/31	9,269,000	11,297,660
Lear 5.25% 1/15/25	2,725,000	2,844,219
		16,985,029
Banking – 6.20%
Akbank 144A 4.00% 1/24/20 #*	2,870,000	2,782,408
ANZ New Zealand International 144A 2.60% 9/23/19 #	1,300,000	1,314,371
Banco Bilbao Vizcaya Argentaria Colombia 144A
4.875% 4/21/25 #	3,900,000	3,627,000
Banco Nacional de Comercio Exterior SNC 144A
4.375% 10/14/25 #	5,540,000	5,520,610
Bank of America
3.875% 8/1/25	9,795,000	9,919,416
3.95% 4/21/25	21,375,000	20,880,019

NQ-189 [1/16] 3/16 (16178)     17

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Barclays 4.375% 1/12/26		8,460,000	$8,555,327
BBVA Bancomer
144A 6.50% 3/10/21 #		3,130,000	3,379,837
144A 7.25% 4/22/20 #		935,000	1,002,787
Branch Banking & Trust
3.625% 9/16/25		7,335,000	7,507,123
3.80% 10/30/26		560,000	579,191
Citizens Financial Group 4.30% 12/3/25		4,810,000	4,932,429
City National 5.25% 9/15/20		5,680,000	6,337,761
Compass Bank 3.875% 4/10/25		5,505,000	5,107,781
Cooperatieve Rabobank 2.50% 9/4/20	NOK	8,100,000	982,560
Credit Agricole 144A 8.125% 12/29/49 #●		3,065,000	3,069,757
Credit Suisse Group Funding Guernsey
144A 3.125% 12/10/20 #		8,510,000	8,545,282
3.75% 3/26/25		4,525,000	4,407,359
Export-Import Bank of Korea
144A 2.711% 12/5/19 #	CAD	790,000	586,542
144A 3.00% 5/22/18 #	NOK	1,400,000	166,335
Fifth Third Bancorp 2.875% 7/27/20		2,295,000	2,323,600
Finnvera 144A 2.375% 6/4/25 #		8,215,000	8,226,205
Goldman Sachs Group
3.55% 8/21/19 ●	AUD	2,390,000	1,692,042
3.55% 2/12/21	CAD	1,500,000	1,125,851
5.20% 12/17/19	NZD	1,444,000	975,332
Industrial & Commercial Bank of China 144A
4.875% 9/21/25 #		5,900,000	6,038,202
ING Groep
6.00% 12/31/45 *●		935,000	911,041
6.50% 12/31/45 ●		3,030,000	2,950,463
JPMorgan Chase
1.251% 1/28/19 ●		2,985,000	2,945,553
3.50% 12/18/26	GBP	986,000	1,456,078
4.25% 11/2/18	NZD	5,735,000	3,784,516
KeyBank 6.95% 2/1/28		17,740,000	22,666,061
Lloyds Banking Group
4.50% 11/4/24 *		965,000	991,461
144A 4.582% 12/10/25 #		7,800,000	7,895,893
7.50% 4/30/49 *●		4,125,000	4,279,687
Morgan Stanley
1.469% 1/24/19 ●		3,119,000	3,103,308
3.125% 8/5/21	CAD	999,000	731,255
3.875% 1/27/26		6,805,000	6,895,785

18     NQ-189 [1/16] 3/16 (16178)

(Unaudited)

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
3.95% 4/23/27		1,095,000	$1,059,311
5.00% 9/30/21	AUD	1,489,000	1,116,199
Nordea Bank 144A 6.125% 12/29/49 #*●		3,026,000	2,887,016
PNC Bank
1.85% 7/20/18		4,630,000	4,645,969
2.30% 6/1/20		8,920,000	8,984,367
2.60% 7/21/20		4,635,000	4,703,246
3.30% 10/30/24		5,290,000	5,383,771
Santander Issuances 5.179% 11/19/25		6,000,000	5,687,526
Santander UK 144A 5.00% 11/7/23 #		6,830,000	7,134,010
Santander UK Group Holdings
2.875% 10/16/20		2,465,000	2,465,276
3.125% 1/8/21		2,430,000	2,462,329
144A 4.75% 9/15/25 #		3,050,000	3,034,204
Societe Generale
144A 4.75% 11/24/25 #		5,170,000	4,912,172
144A 5.625% 11/24/45 #		1,020,000	948,143
State Street
2.55% 8/18/20		5,230,000	5,339,595
3.55% 8/18/25		6,620,000	6,959,275
Toronto-Dominion Bank 2.50% 12/14/20		5,775,000	5,826,501
Trade & Development Bank of Mongolia 144A
9.375% 5/19/20 #		3,300,000	2,953,863
Turkiye Garanti Bankasi 144A 4.75% 10/17/19 #		6,858,000	6,876,050
UBS Group Funding Jersey 144A 4.125% 9/24/25 #		6,205,000	6,227,853
USB Capital IX 3.50% 10/29/49 @●		27,182,000	20,026,339
Wells Fargo
2.55% 12/7/20		5,570,000	5,596,084
3.50% 9/12/29	GBP	1,700,000	2,474,374
4.30% 7/22/27		3,840,000	3,954,540
Woori Bank
144A 2.875% 10/2/18 #		7,180,000	7,335,332
144A 4.75% 4/30/24 #		4,300,000	4,472,946
Zions Bancorporation 4.50% 6/13/23		5,380,000	5,431,982
			317,094,501
Basic Industry – 2.62%
ArcelorMittal 10.85% 6/1/19		2,565,000	2,398,275
Ball 5.25% 7/1/25		2,070,000	2,134,687
BHP Billiton Finance 3.25% 9/25/24	GBP	472,000	643,601
BHP Billiton Finance USA 144A 6.25% 10/19/75 #*●		4,480,000	4,278,400
CF Industries 6.875% 5/1/18		9,229,000	10,019,242

NQ-189 [1/16] 3/16 (16178)     19

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Corp Nacional del Cobre de Chile 144A 4.50% 9/16/25 #*	6,005,000	$5,767,352
Dow Chemical 8.55% 5/15/19	33,171,000	38,840,554
Georgia-Pacific 8.00% 1/15/24	16,386,000	20,847,875
Gerdau Holdings 144A 7.00% 1/20/20 #*	2,400,000	2,166,000
GTL Trade Finance 144A 5.893% 4/29/24 #*	2,730,000	1,865,955
INVISTA Finance 144A 4.25% 10/15/19 #	6,085,000	5,917,663
Joseph T Ryerson & Son 11.25% 10/15/18 *@	1,060,000	710,200
Lundin Mining 144A 7.50% 11/1/20 #	2,945,000	2,517,975
Methanex 4.25% 12/1/24	5,575,000	4,616,970
Mexichem 144A 5.875% 9/17/44 #	1,700,000	1,389,750
MMC Norilsk Nickel
144A 5.55% 10/28/20 #	2,706,000	2,719,814
144A 6.625% 10/14/22 #	2,900,000	2,958,725
NOVA Chemicals 144A 5.00% 5/1/25 #	6,493,000	6,103,420
OCP
144A 4.50% 10/22/25 #	5,635,000	5,097,196
144A 6.875% 4/25/44 #	2,310,000	2,175,371
Phosagro 144A 4.204% 2/13/18 #	2,922,000	2,914,695
PolyOne 5.25% 3/15/23	2,470,000	2,429,863
PPG Industries 2.30% 11/15/19	4,430,000	4,442,931
WR Grace 144A 5.125% 10/1/21 #	740,000	745,550
		133,702,064
Brokerage – 0.40%
Jefferies Group
6.45% 6/8/27	3,815,000	3,884,235
6.50% 1/20/43	2,455,000	2,281,800
Lazard Group 3.75% 2/13/25	15,330,000	14,437,027
		20,603,062
Capital Goods – 0.59%
Cemex
144A 6.50% 12/10/19 #	3,405,000	3,221,981
144A 7.25% 1/15/21 #	2,375,000	2,264,563
Cemex Finance 144A 9.375% 10/12/22 #	1,840,000	1,867,048
Embraer Netherlands Finance 5.05% 6/15/25	3,915,000	3,523,500
Fortune Brands Home & Security 3.00% 6/15/20	3,100,000	3,131,939
General Electric Capital 144A 3.80% 6/18/19 #	6,510,000	6,944,250
Lockheed Martin
2.50% 11/23/20	1,815,000	1,831,458
3.55% 1/15/26	2,900,000	2,981,299
Owens-Brockway Glass Container 144A
5.875% 8/15/23 #*	1,395,000	1,371,459

20     NQ-189 [1/16] 3/16 (16178)

(Unaudited)

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Union Andina de Cementos 144A 5.875% 10/30/21 #		3,200,000	$3,086,400
			30,223,897
Communications – 5.49%
21st Century Fox America 4.95% 10/15/45		5,655,000	5,472,027
Altice US Finance I 144A 5.375% 7/15/23 #		3,025,000	3,055,250
America Movil 5.00% 3/30/20		2,365,000	2,593,847
American Tower Trust I 144A 3.07% 3/15/23 #		10,235,000	10,331,395
AT&T
2.80% 2/17/21		2,765,000	2,760,106
3.40% 5/15/25		7,990,000	7,669,673
3.60% 2/17/23		3,185,000	3,182,611
4.125% 2/17/26		4,490,000	4,487,037
4.50% 5/15/35		3,420,000	3,094,057
Bell Canada 3.35% 3/22/23	CAD	2,132,000	1,559,302
Bharti Airtel International Netherlands 144A
5.35% 5/20/24 #		1,080,000	1,132,924
CC Holdings GS V 3.849% 4/15/23		4,980,000	5,013,236
CCO Holdings
144A 5.125% 5/1/23 #		2,785,000	2,791,963
5.25% 9/30/22		1,423,000	1,444,345
CCO Safari II 144A 4.908% 7/23/25 #		12,635,000	12,666,524
CenturyLink
5.80% 3/15/22		8,005,000	7,434,644
6.75% 12/1/23		3,240,000	3,078,000
Cequel Communications Holdings I 144A
6.375% 9/15/20 #		3,245,000	3,147,650
Colombia Telecomunicaciones 144A 5.375% 9/27/22 #		4,885,000	4,335,437
Columbus International 144A 7.375% 3/30/21 #		3,825,000	3,848,906
Crown Castle Towers 144A 4.883% 8/15/20 #		25,785,000	28,129,728
CSC Holdings 5.25% 6/1/24 *		8,968,000	7,936,680
Deutsche Telekom International Finance 6.50% 4/8/22	GBP	1,270,000	2,212,992
Digicel Group 144A 8.25% 9/30/20 #		5,450,000	4,435,619
DISH DBS 5.00% 3/15/23		3,215,000	2,805,087
Equinix 5.375% 4/1/23		6,550,000	6,812,000
Frontier Communications 144A 8.875% 9/15/20 #		4,465,000	4,498,487
Gray Television 7.50% 10/1/20		3,900,000	4,036,500
Grupo Televisa
5.00% 5/13/45		2,370,000	2,012,398
6.125% 1/31/46		2,930,000	2,911,365
GTP Acquisition Partners I 144A 2.35% 6/15/20 #		2,605,000	2,572,880
Hughes Satellite Systems 7.625% 6/15/21		2,419,000	2,615,544
Level 3 Financing 5.375% 5/1/25		4,135,000	4,176,350

NQ-189 [1/16] 3/16 (16178)     21

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
Millicom International Cellular
144A 6.00% 3/15/25 #*		2,540,000	$2,168,271
144A 6.625% 10/15/21 #*		4,645,000	4,157,275
MTS International Funding
144A 5.00% 5/30/23 #		3,175,000	2,951,496
144A 8.625% 6/22/20 #		2,300,000	2,555,587
Myriad International Holdings 144A 5.50% 7/21/25 #		4,450,000	4,258,005
Neptune Finco 144A 6.625% 10/15/25 #		1,100,000	1,144,000
Numericable-SFR 144A 6.00% 5/15/22 #		4,535,000	4,489,650
SBA Tower Trust
144A 2.24% 4/16/18 #		7,270,000	7,199,515
144A 2.898% 10/15/19 #		405,000	406,047
SES 144A 3.60% 4/4/23 #		2,151,000	2,101,017
SES GLOBAL Americas Holdings 144A 5.30% 3/25/44 #		12,445,000	12,071,924
Sirius XM Radio 144A 5.375% 4/15/25 #		5,327,000	5,366,953
Sky 144A 3.75% 9/16/24 #		6,695,000	6,668,789
Sprint 7.125% 6/15/24		5,645,000	3,838,600
Sprint Communications 7.00% 8/15/20		180,000	133,200
Time Warner 4.85% 7/15/45		6,525,000	5,903,363
Time Warner Cable 5.50% 9/1/41		1,415,000	1,241,793
T-Mobile USA
6.125% 1/15/22		2,765,000	2,827,213
6.836% 4/28/23		2,355,000	2,437,425
Tribune Media 144A 5.875% 7/15/22 #		3,500,000	3,500,000
UPCB Finance IV 144A 5.375% 1/15/25 #		2,849,000	2,749,285
Verizon Communications
3.25% 2/17/26	EUR	2,606,000	3,199,569
4.862% 8/21/46		10,009,000	9,317,558
Vimpel Communications 144A 7.748% 2/2/21 #		5,077,000	5,253,507
Virgin Media Secured Finance 144A 5.25% 1/15/26 #		5,040,000	5,002,200
VTR Finance 144A 6.875% 1/15/24 #		7,675,000	7,176,125
Wind Acquisition Finance 144A 7.375% 4/23/21 #		3,435,000	3,282,555
WPP Finance 2010 5.625% 11/15/43		1,285,000	1,309,739
Zayo Group 6.00% 4/1/23		4,030,000	3,959,475
			280,924,700
Consumer Cyclical – 1.15%
AutoNation 3.35% 1/15/21		1,050,000	1,055,233
Cencosud 144A 5.15% 2/12/25 #*		4,785,000	4,377,308
CVS Health 144A 5.00% 12/1/24 #		1,393,000	1,537,859
Daimler 2.75% 12/10/18	NOK	14,510,000	1,732,857
General Motors Financial
3.45% 4/10/22		6,905,000	6,640,746

22     NQ-189 [1/16] 3/16 (16178)

(Unaudited)

	Principal amount°		Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
General Motors Financial
4.00% 1/15/25		3,145,000	$2,944,739
4.375% 9/25/21		2,265,000	2,304,647
Harman International Industries 4.15% 5/15/25		2,890,000	2,833,940
Hyundai Capital America
144A 2.125% 10/2/17 #		6,005,000	6,015,905
144A 2.55% 2/6/19 #		275,000	275,617
Nemak 144A 5.50% 2/28/23 #		4,275,000	4,275,000
QVC 5.45% 8/15/34		4,545,000	3,685,091
Sally Holdings 5.75% 6/1/22		99,000	103,826
Signet UK Finance 4.70% 6/15/24		8,010,000	8,008,390
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25 @		4,250,000	4,241,504
4.50% 10/1/34 @		1,035,000	941,418
Toyota Credit Canada 2.05% 5/20/20	CAD	1,500,000	1,080,805
Toyota Finance Australia
2.25% 8/31/16	NOK	1,710,000	197,560
3.04% 12/20/16	NZD	2,810,000	1,814,442
Toyota Motor Credit 2.80% 7/13/22		2,820,000	2,876,434
Tupy Overseas 144A 6.625% 7/17/24 #@		2,532,000	2,066,745
			59,010,066
Consumer Non-Cyclical – 2.01%
Amgen 4.00% 9/13/29	GBP	1,271,000	1,872,489
Anheuser-Busch Inbev Finance
3.30% 2/1/23		4,650,000	4,723,856
3.65% 2/1/26		15,160,000	15,383,276
4.90% 2/1/46		2,505,000	2,600,255
AstraZeneca 3.375% 11/16/25		6,710,000	6,755,373
Becton Dickinson 6.375% 8/1/19		18,375,000	20,807,023
ENA Norte Trust 144A 4.95% 4/25/23 #		4,018,742	4,129,257
Gruma 144A 4.875% 12/1/24 #		1,800,000	1,869,750
JB y Cia 144A 3.75% 5/13/25 #		7,935,000	7,675,470
JBS Investments 144A 7.75% 10/28/20 #		2,860,000	2,559,700
JBS USA 144A 5.75% 6/15/25 #		3,058,000	2,369,950
Mallinckrodt International Finance 144A 5.50% 4/15/25 #		4,886,000	4,372,970
Perrigo 4.00% 11/15/23		7,125,000	7,121,274
Perrigo Finance Unlimited 3.50% 12/15/21		2,085,000	2,065,801
Prestige Brands 144A 5.375% 12/15/21 #		1,504,000	1,473,920
Zimmer Biomet Holdings 4.625% 11/30/19		15,621,000	16,851,513
			102,631,877
Electric – 6.06%
AES 5.50% 4/15/25		7,391,000	6,670,377

NQ-189 [1/16] 3/16 (16178)     23

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
AES Gener
144A 5.00% 7/14/25 #	1,220,000	$1,160,856
144A 5.25% 8/15/21 #	2,310,000	2,336,350
144A 8.375% 12/18/73 #@●	3,007,000	2,954,377
Alabama Power 4.30% 1/2/46	6,075,000	6,246,315
Ameren Illinois
4.15% 3/15/46	885,000	915,131
9.75% 11/15/18	16,210,000	19,540,474
American Transmission Systems 144A 5.25% 1/15/22 #	14,260,000	15,913,361
Appalachian Power 4.45% 6/1/45	3,170,000	3,104,146
Black Hills 3.95% 1/15/26 @	1,685,000	1,732,042
Cleveland Electric Illuminating 5.50% 8/15/24	290,000	333,617
CMS Energy 6.25% 2/1/20	7,715,000	8,774,107
ComEd Financing III 6.35% 3/15/33 @	8,849,000	9,302,087
Commonwealth Edison 4.35% 11/15/45	5,520,000	5,767,412
Consumers Energy 4.10% 11/15/45	1,545,000	1,583,940
Dominion Resources 3.90% 10/1/25	920,000	932,150
DTE Energy 144A 3.30% 6/15/22 #	5,955,000	6,118,584
Duke Energy
3.75% 4/15/24	6,485,000	6,615,660
4.80% 12/15/45	6,040,000	6,308,424
Electricite de France 144A 5.25% 12/29/49 #●	8,600,000	7,740,000
Enel 144A 8.75% 9/24/73 #●	8,765,000	9,663,413
Enel Finance International 144A 6.00% 10/7/39 #	3,080,000	3,487,358
Entergy 4.00% 7/15/22	550,000	576,589
Entergy Louisiana 4.05% 9/1/23	14,030,000	14,987,407
Exelon 144A 3.95% 6/15/25 #	1,605,000	1,610,548
Great Plains Energy 4.85% 6/1/21	2,805,000	3,060,468
Integrys Holding 6.11% 12/1/66 @●	10,010,000	7,308,531
IPALCO Enterprises 5.00% 5/1/18	4,135,000	4,341,750
Kansas City Power & Light 3.65% 8/15/25	7,975,000	8,166,695
LG&E & KU Energy 4.375% 10/1/21	15,345,000	16,451,497
Louisville Gas & Electric 4.375% 10/1/45	3,090,000	3,260,608
MidAmerican Energy 4.25% 5/1/46	12,840,000	13,222,863
National Rural Utilities Cooperative Finance
4.75% 4/30/43 ●	9,740,000	9,399,100
NextEra Energy Capital Holdings 3.625% 6/15/23	8,990,000	9,098,024
NV Energy 6.25% 11/15/20	10,391,000	12,008,941
Pennsylvania Electric 5.20% 4/1/20	9,048,000	9,621,164
Perusahaan Listrik Negara 144A 5.50% 11/22/21 #	5,890,000	6,000,437
Public Service of Oklahoma 5.15% 12/1/19	13,585,000	15,035,335
Puget Energy 6.00% 9/1/21	4,685,000	5,361,847

24     NQ-189 [1/16] 3/16 (16178)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
SCANA 4.125% 2/1/22	7,385,000	$7,452,359
Southern 2.75% 6/15/20	16,115,000	16,112,986
State Grid Overseas Investment 2014 144A
2.75% 5/7/19 #	3,430,000	3,496,165
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	2,905,000	2,960,058
WEC Energy Group 3.55% 6/15/25	4,830,000	4,953,175
Westar Energy 3.25% 12/1/25	3,405,000	3,519,445
Wisconsin Electric Power 4.30% 12/15/45	3,090,000	3,269,090
Xcel Energy 3.30% 6/1/25	1,145,000	1,153,961
		309,629,224
Energy – 2.16%
CNOOC Finance 2015 Australia 2.625% 5/5/20	1,400,000	1,388,976
Dominion Gas Holdings 4.60% 12/15/44	8,075,000	7,609,121
Ecopetrol 5.375% 6/26/26	5,425,000	4,353,563
Enbridge Energy Partners 8.05% 10/1/37 ●	16,755,000	11,854,163
Energy Transfer Partners 9.70% 3/15/19	6,978,000	7,548,591
EnLink Midstream Partners 4.15% 6/1/25	4,695,000	3,218,826
Enterprise Products Operating
7.034% 1/15/68 ●	1,094,000	1,096,735
8.375% 8/1/66 ●	1,492,000	1,197,330
Lukoil International Finance 144A 3.416% 4/24/18 #	2,760,000	2,708,349
MPLX 144A 4.875% 12/1/24 #	2,711,000	2,119,452
Murphy Oil USA 6.00% 8/15/23	4,319,000	4,521,993
Noble Energy 5.05% 11/15/44	4,480,000	3,243,677
Petrobras Global Finance 5.875% 3/1/18 *	4,815,000	4,210,814
Petroleos Mexicanos
144A 3.50% 7/23/20 #*	910,000	845,636
144A 6.375% 2/4/21 #	795,000	805,927
6.50% 6/2/41	3,250,000	2,785,250
144A 6.875% 8/4/26 #	1,135,000	1,154,664
Petronas Global Sukuk 144A 2.707% 3/18/20 #*	2,445,000	2,431,846
Plains All American Pipeline 8.75% 5/1/19	13,279,000	14,626,141
Regency Energy Partners 5.875% 3/1/22	5,050,000	4,629,380
Williams Partners 7.25% 2/1/17	12,393,000	12,384,387
Woodside Finance
144A 3.65% 3/5/25 #	335,000	286,355
144A 8.75% 3/1/19 #	10,841,000	12,501,592
YPF
144A 8.75% 4/4/24 #	2,125,000	2,045,737
144A 8.875% 12/19/18 #	735,000	751,537
		110,320,042

NQ-189 [1/16] 3/16 (16178)      25

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

		Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Finance Companies – 0.58%
AerCap Ireland Capital 4.625% 7/1/22 *		3,595,000	$3,505,125
Affiliated Managers Group 3.50% 8/1/25		5,290,000	5,130,930
Aviation Capital Group
144A 2.875% 9/17/18 #		225,000	220,781
144A 4.875% 10/1/25 #		2,435,000	2,425,869
144A 6.75% 4/6/21 #		4,655,000	5,207,781
Corp Financiera de Desarrollo
144A 4.75% 7/15/25 #		2,205,000	2,151,859
144A 5.25% 7/15/29 #●		1,100,000	1,075,250
General Electric 4.25% 1/17/18	NZD	1,010,000	662,362
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #		4,575,000	4,599,147
Temasek Financial I 144A 2.375% 1/23/23 #		4,915,000	4,917,099
			29,896,203
Healthcare – 0.54%
DaVita HealthCare Partners 5.00% 5/1/25		9,388,000	9,258,915
HCA 5.375% 2/1/25		8,654,000	8,762,175
HealthSouth
5.125% 3/15/23		1,480,000	1,443,000
5.75% 11/1/24		1,117,000	1,108,165
144A 5.75% 9/15/25 #		980,000	955,304
Immucor 11.125% 8/15/19		4,797,000	3,945,533
Tenet Healthcare 4.50% 4/1/21		2,130,000	2,098,050
			27,571,142
Insurance – 1.48%
Five Corners Funding Trust 144A 4.419% 11/15/23 #		2,660,000	2,764,894
Highmark
144A 4.75% 5/15/21 #@		5,340,000	5,545,756
144A 6.125% 5/15/41 #@		2,000,000	2,056,812
MetLife 6.40% 12/15/36		40,000	42,100
MetLife Capital Trust X 144A 9.25% 4/8/38 #		11,520,000	15,465,600
Prudential Financial
4.50% 11/15/20		3,385,000	3,676,564
5.375% 5/15/45 ●		4,135,000	4,058,296
5.625% 6/15/43 ●		4,620,000	4,677,750
5.875% 9/15/42 ●		4,100,000	4,305,000
TIAA Asset Management Finance
144A 2.95% 11/1/19 #		4,670,000	4,656,275
144A 4.125% 11/1/24 #		9,485,000	9,687,476
USI 144A 7.75% 1/15/21 #		879,000	792,199
Voya Financial 5.65% 5/15/53 ●		5,340,000	5,206,500
XLIT
4.45% 3/31/25		5,381,000	5,322,573

26      NQ-189 [1/16] 3/16 (16178)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
XLIT
5.50% 3/31/45	5,145,000	$4,998,959
6.50% 12/29/49 ●	2,969,000	2,161,432
		75,418,186
Real Estate – 1.55%
Carey (W.P.) 4.60% 4/1/24	4,645,000	4,663,552
CBL & Associates
4.60% 10/15/24	4,925,000	4,571,070
5.25% 12/1/23	1,050,000	1,032,139
Corporate Office Properties
3.60% 5/15/23	6,545,000	6,091,510
5.25% 2/15/24	5,315,000	5,453,785
Crown Castle International
3.40% 2/15/21	3,035,000	3,056,121
4.45% 2/15/26	2,965,000	2,989,168
DDR
7.50% 4/1/17	4,950,000	5,250,584
7.875% 9/1/20	7,224,000	8,759,476
Education Realty Operating Partnership 4.60% 12/1/24	5,440,000	5,491,277
Hospitality Properties Trust 4.50% 3/15/25	5,010,000	4,850,221
Host Hotels & Resorts
3.75% 10/15/23	4,180,000	4,111,076
4.50% 2/1/26	1,525,000	1,530,565
Kimco Realty 3.40% 11/1/22	980,000	992,684
Omega Healthcare Investors 5.25% 1/15/26	2,880,000	2,999,578
PLA Administradora Industrial 144A 5.25% 11/10/22 #	5,720,000	5,276,700
Regency Centers 5.875% 6/15/17	1,524,000	1,607,954
Simon Property Group
2.50% 7/15/21	1,470,000	1,479,235
3.30% 1/15/26	1,255,000	1,256,378
Trust F/1401 144A 5.25% 1/30/26 #*	3,485,000	3,302,037
UDR 4.00% 10/1/25	1,670,000	1,728,842
Ventas Realty 4.125% 1/15/26	2,940,000	2,981,372
		79,475,324
Services – 0.41%
AECOM 5.875% 10/15/24	6,762,000	6,762,000
GEO Group
5.125% 4/1/23	1,690,000	1,613,950
5.875% 10/15/24	1,645,000	1,591,537
MGM Resorts International 6.00% 3/15/23 *	4,488,000	4,485,195
United Rentals North America
5.50% 7/15/25	7,278,000	6,522,907

NQ-189 [1/16] 3/16 (16178)      27

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Services (continued)
United Rentals North America
5.75% 11/15/24	170,000	$157,675
		21,133,264
Technology – 0.83%
CDK Global 4.50% 10/15/24	4,875,000	4,880,124
First Data
144A 5.00% 1/15/24 #	1,060,000	1,062,650
144A 5.75% 1/15/24 #	6,390,000	6,358,050
144A 7.00% 12/1/23 #	2,537,000	2,562,370
Jabil Circuit 7.75% 7/15/16	1,178,000	1,205,977
Micron Technology
144A 5.25% 8/1/23 #	3,905,000	3,177,694
144A 5.625% 1/15/26 #	967,000	751,843
Microsoft 4.20% 11/3/35	2,105,000	2,137,985
Oracle 3.25% 5/15/30	5,440,000	5,191,000
Samsung Electronics America 144A 1.75% 4/10/17 #	10,895,000	10,920,244
Tencent Holdings 144A 3.375% 5/2/19 #	4,170,000	4,268,078
		42,516,015
Transportation – 0.60%
Air Canada 2015-1 Class A Pass Through Trust 144A
3.60% 3/15/27 #⧫	3,290,000	3,170,737
American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26 ⧫	2,580,599	2,577,373
American Airlines 2015-1 Class A Pass Through Trust
3.375% 5/1/27 ⧫	2,297,586	2,226,245
American Airlines 2015-2 Class AA Pass Through Trust
3.60% 9/22/27 ⧫	1,350,000	1,358,437
American Airlines 2016-1 Class AA Pass Through Trust
3.575% 1/15/28 ⧫	2,870,000	2,880,763
CSX 3.35% 11/1/25	1,525,000	1,502,479
DP World 144A 6.85% 7/2/37 #	310,000	296,127
FedEx 4.75% 11/15/45	1,860,000	1,840,598
HPHT Finance 15 144A 2.875% 3/17/20 #	2,020,000	2,036,309
Penske Truck Leasing 144A 3.30% 4/1/21 #	3,135,000	3,111,820
Trinity Industries 4.55% 10/1/24 @	5,800,000	5,194,138
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 ⧫	2,221,940	2,274,711
United Airlines 2014-2 Class A Pass Through Trust
3.75% 9/3/26 ⧫	2,080,000	2,106,000
		30,575,737

28      NQ-189 [1/16] 3/16 (16178)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Utilities – 0.23%
American Water Capital
3.40% 3/1/25	1,250,000	$1,294,527
4.30% 9/1/45 *	4,765,000	4,897,091
Calpine
5.375% 1/15/23	2,390,000	2,186,850
5.50% 2/1/24	913,000	803,440
Dynegy
5.875% 6/1/23	1,960,000	1,597,400
7.625% 11/1/24 *	1,077,000	953,145
		11,732,453
Total Corporate Bonds (cost $1,738,782,342)		1,699,442,786

Municipal Bond – 0.01%
Oregon State Taxable Pension
5.892% 6/1/27	305,000	374,647
Total Municipal Bond (cost $305,000)		374,647

Non-Agency Asset-Backed Securities – 3.72%
AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	98,399	102,862
Ally Master Owner Trust
Series 2012-5 A 1.54% 9/15/19	7,602,000	7,620,167
Series 2014-4 A2 1.43% 6/17/19	8,000,000	7,993,398
American Express Credit Account Secured Note Trust
Series 2012-4 A 0.666% 5/15/20 ●	15,100,000	15,089,537
Ameriquest Mortgage Securities Asset-Backed Pass
Through Certificates
Series 2003-8 AF4 5.438% 10/25/33 ⧫ϕ	55,716	55,858
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A 3.41% 11/20/17 #	4,435,000	4,483,198
Series 2013-1A A 144A 1.92% 9/20/19 #	6,115,000	6,127,259
Series 2014-1A A 144A 2.46% 7/20/20 #	4,587,000	4,664,421
Bank of America Credit Card Trust
Series 2014-A3 A 0.716% 1/15/20 ●	4,310,000	4,311,524
Series 2015-A1 A 0.756% 6/15/20 ●	15,975,000	15,975,125
California Republic Auto Receivables Trust
Series 2013-1 A2 144A 1.41% 9/17/18 #	1,073,775	1,073,784
Capital One Multi-Asset Execution Trust
Series 2007-A1 A1 0.476% 11/15/19 ●	1,700,000	1,696,940
Series 2007-A5 A5 0.466% 7/15/20 ●	6,855,000	6,824,839
Chase Issuance Trust
Series 2014-A5 A5 0.796% 4/15/21 ●	5,000,000	4,985,515

NQ-189 [1/16] 3/16 (16178)      29

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Chesapeake Funding
Series 2012-2A A 144A 0.872% 5/7/24 #●	57,208	$57,187
CIT Equipment Collateral
Series 2014-VT1 A2 144A 0.86% 5/22/17 #	2,501,827	2,500,326
Citibank Credit Card Issuance Trust
Series 2014-A6 A6 2.15% 7/15/21	6,765,000	6,897,973
Series 2014-A9 A9 0.677% 11/23/18 ●	12,390,000	12,390,000
Contimortgage Home Equity Loan Trust
Series 1996-4 A8 7.22% 1/15/28 @	3,947	3,783
Discover Card Execution Note Trust
Series 2013-A1 A1 0.726% 8/17/20 ●	2,390,000	2,384,114
Series 2014-A1 A1 0.856% 7/15/21 ●	3,690,000	3,676,955
Series 2015-A3 A 1.45% 3/15/21	4,855,000	4,859,957
FirstKey Lending Trust
Series 2015-SFR1 A 144A 2.553% 3/9/47 #	2,692,417	2,675,065
Ford Credit Auto Lease Trust
Series 2015-A A3 1.13% 6/15/18	3,995,000	3,991,569
Ford Credit Auto Owner Trust
Series 2014-2 A 144A 2.31% 4/15/26 #	3,140,000	3,182,262
GE Dealer Floorplan Master Note Trust
Series 2013-1 A 0.826% 4/20/18 ●	7,250,000	7,250,104
Golden Credit Card Trust
Series 2014-2A A 144A 0.876% 3/15/21 #●	2,815,000	2,795,716
Series 2015-2A A 144A 2.02% 4/15/22 #	3,480,000	3,488,945
GreatAmerica Leasing Receivables Funding
Series 2013-1 B 144A 1.44% 5/15/18 #	1,045,000	1,043,385
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	7,429,500	6,584,115
Honda Auto Receivables Owner Trust
Series 2015-3 A3 1.27% 4/18/19	4,480,000	4,488,893
Mid-State Trust XI
Series 11 A1 4.864% 7/15/38	338,973	360,222
MMAF Equipment Finance
Series 2014-AA A4 144A 1.59% 2/8/22 #	5,755,000	5,711,172
Nissan Auto Lease Trust
Series 2015-B A2B 0.956% 12/15/17 ●	3,000,000	3,002,200
Penarth Master Issuer
Series 2015-1A A1 144A 0.826% 3/18/19 #●	2,100,000	2,094,826
Porsche Innovative Lease Owner Trust
Series 2015-1 A3 144A 1.19% 7/23/18 #	4,170,000	4,143,052
Progress Residential Trust
Series 2015-SFR2 A 144A 2.74% 6/12/32 #	2,880,000	2,865,929
Synchrony Credit Card Master Note Trust
Series 2012-6 A 1.36% 8/17/20	3,800,000	3,799,849
Series 2015-2 A 1.60% 4/15/21	6,915,000	6,922,241

30     NQ-189 [1/16] 3/16 (16178)

(Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Volkswagen Credit Auto Master Trust
Series 2014-1A A2 144A 1.40% 7/22/19 #	11,885,000	$11,787,948
Total Non-Agency Asset-Backed Securities
(cost $191,042,310)		189,962,215

Non-Agency Collateralized Mortgage Obligations – 1.70%
American Home Mortgage Investment Trust
Series 2005-2 5A1 5.064% 9/25/35 ϕ	364,352	368,607
Banc of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20	162,497	164,065
Series 2005-3 2A1 5.50% 4/25/20	129,255	129,144
Series 2005-6 7A1 5.50% 7/25/20	507,614	495,618
Banc of America Mortgage Trust
Series 2003-E 2A2 2.794% 6/25/33 ●	68,501	68,495
Series 2004-K 2A1 2.891% 12/25/34 ●	1,162,157	1,142,674
ChaseFlex Trust
Series 2006-1 A4 4.756% 6/25/36 ●	6,119,000	5,199,172
CHL Mortgage Pass Through Trust
Series 2003-21 A1 2.776% 5/25/33 ⧫●	21,423	21,514
Series 2004-HYB2 2A 2.616% 7/20/34 ⧫●	75,088	68,824
Series 2004-HYB5 3A1 2.615% 4/20/35 ⧫●	112,317	100,714
Citicorp Mortgage Securities Trust
Series 2006-3 1A9 5.75% 6/25/36	577,716	597,093
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.948% 11/25/36 ϕ	5,800,000	5,752,675
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	2,830,508	2,828,879
First Horizon Mortgage Pass Through Trust
Series 2004-5 2A1 6.25% 8/25/17 @⧫	3,140	3,152
Series 2004-7 1A3 5.50% 1/25/35 ⧫	1,402,684	1,444,134
Series 2005-4 1A8 5.50% 8/25/35 ⧫	790,955	755,088
GSMPS Mortgage Loan Trust
Series 1998-3 A 144A 7.75% 9/19/27 #●	37,159	38,292
GSR Mortgage Loan Trust
Series 2004-9 4A1 2.842% 8/25/34 ●	458,687	445,120
JPMorgan Mortgage Trust
Series 2005-A8 1A1 2.635% 11/25/35 ●	352,046	331,996
Series 2006-S1 1A1 6.00% 4/25/36	3,275,165	3,367,131
Series 2007-A1 7A4 2.716% 7/25/35 ●	74,710	65,831
Series 2014-2 B1 144A 3.429% 6/25/29 #●	2,192,313	2,240,141
Series 2014-2 B2 144A 3.429% 6/25/29 #●	816,813	821,882
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	2,470,000	2,486,328
Series 2015-4 B1 144A 3.636% 6/25/45 #●	2,665,003	2,592,658
Series 2015-4 B2 144A 3.636% 6/25/45 #●	1,913,183	1,822,072

NQ-189 [1/16] 3/16 (16178)      31

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Trust
Series 2015-1 B1 144A 2.664% 12/25/44 #●	3,379,562	$3,335,305
Series 2015-1 B2 144A 2.664% 12/25/44 #●	2,833,671	2,772,087
Series 2015-5 B2 144A 2.90% 5/25/45 #●	2,687,196	2,502,959
Series 2015-6 B1 144A 3.655% 10/25/45 #●	1,873,031	1,911,393
Series 2015-6 B2 144A 3.655% 10/25/45 #●	1,813,412	1,814,391
MASTR ARM Trust
Series 2003-6 1A2 2.70% 12/25/33 ●	41,168	40,801
Series 2004-10 2A2 3.087% 10/25/34 ●	57,273	36,481
New Residential Mortgage Loan Trust
Series 2015-2A A1 3.75% 8/25/55 ●	4,521,148	4,657,124
Sequoia Mortgage Trust
Series 2013-11 B1 144A 3.676% 9/25/43 #●	2,593,099	2,579,324
Series 2013-4 B2 3.503% 4/25/43 ●	1,559,373	1,532,770
Series 2014-2 A4 144A 3.50% 7/25/44 #●	3,399,684	3,468,609
Series 2015-1 B2 144A 3.894% 1/25/45 #●	2,082,816	2,137,958
Structured Asset Securities Mortgage Pass Through
Certificates
Series 2004-20 2A1 5.50% 11/25/34 ⧫	2,698,036	2,753,877
Structured Asset Securities Trust
Series 2005-1 4A1 5.00% 2/25/20	2,079,667	2,109,225
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	4,204,282	4,189,804
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	4,275,083	4,252,554
WaMu Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18 ⧫	100,031	101,136
Washington Mutual Mortgage Pass Through Trust
Series 2005-1 5A2 6.00% 3/25/35 ⧫	259,497	123,004
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-3 A4 5.50% 5/25/35	4,123,584	4,272,988
Series 2006-2 3A1 5.75% 3/25/36	1,893,939	1,931,606
Series 2006-3 A11 5.50% 3/25/36	1,767,189	1,816,092
Series 2006-20 A1 5.50% 12/25/21	554,749	562,922
Series 2006-AR5 2A1 2.715% 4/25/36 ●	1,555,157	1,455,528
Series 2007-14 1A1 6.00% 10/25/37	96,811	97,762
WinWater Mortgage Loan Trust
Series 2015-3 B1 144A 3.911% 3/20/45 #●	2,793,880	2,869,758
Total Non-Agency Collateralized Mortgage Obligations (cost $82,743,012)		86,676,757

Regional Bonds – 0.27%Δ
Argentina – 0.08%
Provincia de Buenos Aires 144A 9.95% 6/9/21 #	4,035,000	4,156,050
		4,156,050

32      NQ-189 [1/16] 3/16 (16178)

(Unaudited)

		Principal amount°	Value (U.S. $)
Regional BondsΔ (continued)
Australia – 0.11%
New South Wales Treasury 4.00% 5/20/26	AUD	4,880,900	$3,785,107
Queensland Treasury 144A 3.25% 7/21/26 #	AUD	2,839,000	2,005,342
			5,790,449
Canada – 0.08%
Province of Ontario Canada 3.45% 6/2/45	CAD	2,594,000	1,932,973
Province of Quebec Canada 6.00% 10/1/29	CAD	1,985,000	1,924,029
			3,857,002
Total Regional Bonds (cost $14,857,088)			13,803,501

Senior Secured Loans – 7.11%«
Aercap Flying Fortress Tranche B 1st Lien 3.50% 4/30/20		1,225,209	1,220,360
Air Medical Group Holdings Tranche B 1st Lien
4.25% 4/28/22		9,763,400	9,303,710
Albertsons Tranche B 1st Lien 5.50% 12/21/22		1,210,000	1,186,808
Albertson’s Tranche B4 1st Lien 5.50% 8/25/21		9,582,257	9,396,601
Altice Financing Tranche B 1st Lien 5.25% 2/4/22		6,845,600	6,824,207
Amaya Holdings 1st Lien 5.00% 8/1/21		4,831,911	4,469,517
American Tire Distributors 1st Lien 5.25% 9/26/21		1,150,513	1,130,739
Apollo Security Services Borrower 2nd Lien
9.75% 7/1/22 @		4,605,000	4,386,263
Applied Systems 1st Lien 4.25% 1/23/21		2,586,848	2,541,377
Applied Systems 2nd Lien 7.50% 1/23/22 @		5,885,662	5,488,380
Arnhold & S Bleichroeder Holdings Tranche B 1st Lien
4.75% 12/1/22		5,885,000	5,590,750
Atkore International 2nd Lien 7.75% 10/9/21		3,099,000	2,752,944
Avago Technologies Cayman Finance Tranche B 1st Lien
4.25% 11/13/22		9,895,000	9,750,701
Berry Plastics Group 1st Lien 4.00% 10/1/22		1,499,483	1,495,172
BJ’s Wholesale Club 1st Lien 4.50% 9/26/19		3,508,740	3,340,194
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20 @		4,320,000	3,639,600
Blue Ribbon 1st Lien 5.50% 11/13/21		3,914,430	3,906,277
Blue Ribbon 2nd Lien 9.25% 11/13/22		1,610,000	1,571,091
Builders FirstSourse Tranche B 1st Lien 6.00% 7/31/22		7,018,878	6,901,894
Cable & Wireless (Sable International Finance) Tranche B1
1st Lien 5.50% 12/2/22		4,820,000	4,725,610
Cable & Wireless (Sable International Finance) Tranche B2
1st Lien 5.50% 12/2/22		3,940,000	3,866,944
Caesars Growth Properties Holdings Tranche B 1st Lien
6.25% 5/8/21 @		5,891,169	5,036,949
CCO Safari III Tranche H 1st Lien 3.25% 8/24/21		791,000	786,441
CCO Safari III Tranche I 1st Lien 3.50% 1/21/23		2,373,000	2,374,730

NQ-189 [1/16] 3/16 (16178)     33

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
CD&R Millennium Holdco (Mauser Holdings) 2nd Lien
8.75% 7/31/22 @	557,000	$501,300
CDS U.S. Intermediate Holdings 2nd Lien
9.25% 6/24/23 @	900,000	849,000
CityCenter Holdings Tranche B 1st Lien 4.25% 10/16/20	3,194,107	3,181,797
Community Health Systems Tranche G 1st Lien
3.75% 12/31/19	2,496,187	2,405,506
Community Health Systems Tranche H 1st Lien
4.00% 1/27/21	6,547,168	6,314,377
DaVita Healthcare Partners Tranche B 1st Lien
3.50% 6/24/21	3,880,900	3,878,960
Emdeon 1st Lien 3.75% 11/2/18	2,269,673	2,236,762
First Data Tranche B 1st Lien
4.177% 7/10/22	2,580,000	2,539,917
4.427% 3/24/21	4,332,445	4,320,938
First Data Tranche C1 1st Lien 3.927% 3/24/18	4,490,822	4,438,697
Gardner Denver 1st Lien 4.25% 7/30/20	5,692,069	5,140,650
Gates Global 1st Lien 4.25% 7/3/21	5,245,071	4,738,046
GCP Applied Technologies Tranche B 1st Lien
5.25% 2/3/22 @	2,025,000	2,032,594
Green Energy Partners Tranche B
1st Lien 6.50% 11/13/21	1,318,000	1,219,150
Hanson Building Tranche B 1st Lien 6.50% 3/13/22 @	7,511,155	7,079,264
Hilton Worldwide Finance 1st Lien 3.50% 10/25/20	8,288,783	8,284,639
Houghton International 1st Lien 4.25% 12/20/19	1,862,400	1,839,120
Houghton International 2nd Lien 9.75% 12/21/20 @	2,605,000	2,533,363
Huntsman International Tranche B 1st Lien 3.75% 10/1/21	2,826,350	2,791,021
Hyperion Insurance Group Tranche B 1st Lien
5.50% 4/30/22	4,322,338	4,199,873
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	5,324,659	5,266,977
IBC Capital 1st Lien 4.75% 9/15/21 @	1,554,067	1,403,840
Immucor 1st Lien 5.00% 8/19/18 @	8,567,987	7,871,838
Ineos U.S. Finance Tranche B 1st Lien
3.75% 12/15/20	5,889,608	5,617,214
4.25% 3/31/22	1,300,170	1,247,553
Intelsat Jackson Holdings 1st Lien 3.75% 6/30/19	5,822,366	5,588,866
J.C. Penney 1st Lien 6.00% 5/22/18	3,601,531	3,524,436
KIK Custom Products 1st Lien 6.00% 8/26/22 @	8,261,413	7,956,773
Kinetic Concepts Tranche E1 1st Lien 4.50% 5/4/18	1,404,925	1,370,388
Landry’s Tranche B 1st Lien 4.00% 4/24/18	4,535,900	4,524,561
Level 3 Financing 1st Lien 4.00% 1/15/20	6,240,000	6,236,100
LTS Buyer 2nd Lien 8.00% 4/1/21 @	3,141,138	3,031,198
MacDermid Tranche B 1st Lien 5.50% 6/7/20	1,104,700	1,029,903

34     NQ-189 [1/16] 3/16 (16178)

(Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Marina District (Borgata) Tranche B 1st Lien
6.50% 8/15/18	4,606,644	$4,616,239
MedAssets 1st Lien 5.75% 7/22/22 @	2,530,000	2,525,256
MGM Resorts International 1st Lien 3.50% 12/20/19	2,692,686	2,672,770
Microsemi Tranche B 1st Lien 5.25% 12/17/22	2,940,000	2,922,851
MPH Acquisition Holdings Tranche B 1st Lien
3.75% 3/31/21	6,932,423	6,774,711
Neptune Finco Tranche B 1st Lien 5.00% 10/9/22	2,830,000	2,829,213
Numericable U.S. 1st Lien 4.50% 5/21/20	6,917,285	6,794,075
Numericable U.S. Tranche B2 1st Lien 4.50% 5/21/20	5,984,395	5,768,143
NXP Tranche B1 1st Lien 3.75% 12/7/20	5,450,000	5,443,673
Panda Hummel Tranche B1 1st Lien 7.00% 10/27/22	1,280,000	1,190,400
Panda Liberty Tranche B 1st Lien 7.50% 8/21/20	4,668,000	4,247,880
PET Acquisition Merger Sub Tranche B1 1st Lien
5.75% 1/15/23 @	5,080,000	4,983,338
Republic of Angola (Unsecured) 7.045% 12/16/23 @	11,720,000	9,493,200
Reynolds Group Holdings Tranche B 1st Lien
4.50% 12/1/18	2,922,858	2,913,926
SAM Finance Lux Tranche B 1st Lien 4.25% 12/17/20	2,228,289	2,229,218
Sensus USA 2nd Lien 8.50% 5/9/18 @	2,660,000	2,606,800
SIG Combibloc PurchaseCo Tranche B 1st Lien
4.25% 3/13/22	5,374,388	5,321,063
Sinclair Television Group Tranche B1 1st Lien
3.50% 7/31/21	939,375	923,718
Spectrum Brands 1st Lien 3.50% 6/23/22	2,232,471	2,232,471
Standard Aero 1st Lien 5.25% 7/7/22	2,633,400	2,626,817
Summit Materials Tranche B 1st Lien 4.25% 7/17/22	2,626,800	2,591,777
Surgical Care Affiliates Tranche B 1st Lien 4.25% 3/17/22	3,776,463	3,768,203
Team Health Tranche B 1st Lien 4.50% 11/23/22	5,130,000	5,113,969
T-Mobile USA Tranche B 1st Lien 3.50% 11/9/22	5,145,000	5,153,577
TransDigm Tranche E 1st Lien 3.50% 5/14/22	5,668,228	5,447,995
Tribune Media Tranche B 1st Lien 3.75% 12/27/20	2,626,800	2,586,303
Univar USA Tranche B 1st Lien 4.25% 7/1/22	842,668	818,592
Univision Communications 1st Lien 4.00% 3/1/20	2,109,309	2,062,069
Univision Communications Tranche C4 1st Lien
4.00% 3/1/20	6,997,589	6,845,245
USI 1st Lien 4.25% 12/27/19	8,755,773	8,591,602
Valeant Pharmaceuticals International 1st Lien
3.75% 8/5/20	6,844,827	6,579,590
3.75% 12/11/19	1,525,000	1,468,194
Weight Watchers International 1st Lien 3.43% 4/2/16	1,871,566	1,844,943
WideOpenWest Finance Tranche B 1st Lien 4.50% 4/1/19	5,046,144	4,919,991
Total Senior Secured Loans (cost $375,303,486)		363,789,692

NQ-189 [1/16] 3/16 (16178)     35

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

		Principal amount°	Value (U.S. $)
Sovereign Bonds – 2.21%Δ
Australia – 0.04%
Australia Government Bond 3.75% 4/21/37	AUD	2,743,000	$2,105,650
			2,105,650
Brazil – 0.10%
Brazilian Government International Bond 5.00% 1/27/45		7,200,000	4,986,000
			4,986,000
Cameroon – 0.05%
Republic of Cameroon International Bond 144A
9.50% 11/19/25 #		2,800,000	2,408,000
			2,408,000
Canada – 0.02%
Canadian Government Bond 2.75% 12/1/48	CAD	1,202,000	1,000,194
			1,000,194
Colombia – 0.12%
Colombia Government International Bond
4.50% 1/28/26		3,100,000	2,945,000
5.00% 6/15/45		4,269,000	3,511,253
			6,456,253
Costa Rica – 0.06%
Costa Rica Government International Bond
5.625% 4/30/43		3,990,000	2,902,725
			2,902,725
Croatia – 0.09%
Croatia Government International Bond 144A
6.375% 3/24/21 #		4,215,000	4,576,436
			4,576,436
Dominican Republic – 0.16%
Dominican Republic International Bond
144A 5.50% 1/27/25 #		4,850,000	4,583,250
144A 6.875% 1/29/26 #		3,400,000	3,451,000
			8,034,250
Ecuador – 0.04%
Ecuador Government International Bond 10.50% 3/24/20		2,600,000	1,937,000
			1,937,000
Hungary – 0.06%
Hungary Government International Bond 5.375% 3/25/24		2,800,000	3,091,074
			3,091,074
Indonesia – 0.17%
Indonesia Government International Bond
144A 4.875% 5/5/21 #		4,280,000	4,503,300

36     NQ-189 [1/16] 3/16 (16178)

(Unaudited)

		Principal amount°	Value (U.S. $)
Sovereign BondsΔ (continued)
Indonesia (continued)
Indonesia Government International Bond
144A 5.125% 1/15/45 #*		1,200,000	$1,124,994
144A 5.95% 1/8/46 #		2,900,000	3,008,556
			8,636,850
Kazakhstan – 0.11%
Kazakhstan Government International Bond
144A 5.125% 7/21/25 #*		2,770,000	2,766,399
144A 6.50% 7/21/45 #		3,155,000	3,068,237
			5,834,636
Mexico – 0.05%
Mexico Government International Bond
3.60% 1/30/25 *		1,637,000	1,594,029
4.60% 1/23/46		1,200,000	1,069,500
			2,663,529
Namibia – 0.07%
Namibia International Bonds 144A 5.25% 10/29/25 #		3,800,000	3,534,000
			3,534,000
New Zealand – 0.01%
New Zealand Government Bond Loan 4.50% 4/15/27	NZD	527,000	382,205
			382,205
Norway – 0.01%
Norway Government Bond 144A 1.75% 3/13/25 #	NOK	5,320,000	634,851
			634,851
Pakistan – 0.06%
Pakistan Government International Bond 144A
7.875% 3/31/36 #		3,760,000	3,263,947
			3,263,947
Peru – 0.08%
Peruvian Government International Bond 4.125% 8/25/27		4,068,000	4,037,490
			4,037,490
Poland – 0.10%
Poland Government Bond 3.25% 7/25/25	PLN	20,561,000	5,158,730
			5,158,730
Portugal – 0.02%
Portugal Government International Bond 144A
5.125% 10/15/24 #		1,045,000	1,079,485
			1,079,485
Republic of Korea – 0.14%
Inflation Linked Korea Treasury Bond 1.125% 6/10/23	KRW	8,909,439,990	7,277,866
			7,277,866

NQ-189 [1/16] 3/16 (16178)     37

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

		Principal amount°	Value (U.S. $)
Sovereign BondsΔ (continued)
Russia – 0.02%
Russian Foreign Bond - Eurobond 7.85% 3/10/18	RUB	85,000,000	$1,078,389
			1,078,389
Serbia – 0.09%
Republic of Serbia 144A 4.875% 2/25/20 #		4,350,000	4,442,525
			4,442,525
Sri Lanka – 0.12%
Sri Lanka Government International Bond 144A
6.125% 6/3/25 #		6,900,000	6,052,659
			6,052,659
Turkey – 0.10%
Turkey Government International Bond 4.25% 4/14/26 *		5,660,000	5,408,243
			5,408,243
Ukraine – 0.07%
Ukraine Government International Bond 144A
7.75% 9/1/20 #		3,760,000	3,545,680
			3,545,680
United Kingdom – 0.13%
United Kingdom Gilt
3.25% 1/22/44	GBP	1,752,900	2,954,848
3.50% 1/22/45	GBP	1,169,100	2,061,507
United Kingdom Gilt Inflation Linked 0.125% 3/22/24	GBP	994,538	1,543,849
			6,560,204
Uruguay – 0.09%
Uruguay Government International Bond 4.375% 10/27/27		4,804,000	4,719,930
			4,719,930
Zambia – 0.03%
Zambia Government International Bond 144A
8.97% 7/30/27 #		1,900,000	1,363,440
			1,363,440
Total Sovereign Bonds (cost $118,912,269)			113,172,241

Supranational Banks – 0.40%
Asian Development Bank 0.50% 3/24/20	AUD	1,750,000	1,128,577
European Bank for Reconstruction & Development
7.375% 4/15/19	IDR	49,290,000,000	3,390,186
Inter-American Development Bank 6.00% 9/5/17	INR	377,950,000	5,517,728
International Bank for Reconstruction & Development
0.496% 4/17/19 ●		2,469,000	2,462,037
2.50% 11/25/24		2,469,000	2,562,027
3.50% 1/22/21	NZD	1,443,000	937,420

38     NQ-189 [1/16] 3/16 (16178)

(Unaudited)

		Principal amount°	Value (U.S. $)
Supranational Banks (continued)
International Bank for Reconstruction & Development
3.75% 2/10/20 *	NZD	3,300,000	$2,177,743
4.625% 10/6/21	NZD	2,649,000	1,814,007
International Finance 3.625% 5/20/20	NZD	1,035,000	679,046
Total Supranational Banks (cost $22,301,124)			20,668,771

U.S. Treasury Obligations – 11.05%
U.S. Treasury Bond
3.00% 11/15/45 ∞		59,001,000	61,923,379
U.S. Treasury Floating Rate Note
0.518% 10/31/17 ●		122,750,000	122,739,935
U.S. Treasury Notes
1.75% 12/31/20		216,190,000	220,463,212
2.125% 12/31/22		43,995,000	45,332,052
2.25% 11/15/25		111,160,000	114,338,509
Total U.S. Treasury Obligations (cost $555,082,269)			564,797,087

		Number of
		Shares
Common Stock – 0.00%
Century Communications =†		7,875,000	0
Total Common Stock (cost $238,403)			0

Convertible Preferred Stock – 0.30%
Bank of America 7.25% exercise price $50.00, expiration
date 12/31/49		1,477	1,620,387
Crown Castle International 4.50% exercise price $86.67,
expiration date 11/1/16		5,995	635,410
Dominion Resources 6.125% exercise price $64.83,
expiration date 4/1/16 *		23,556	1,318,194
Dynegy 5.375% exercise price $38.75, expiration date
11/1/17 *		16,660	723,044
Exelon 6.50% exercise price $43.75, expiration date
6/1/17 *		38,450	1,654,119
Halcon Resources 5.75% exercise price $30.78, expiration
date 12/31/49 @		2,077	36,347
Huntington Bancshares 8.50% exercise price $11.95,
expiration date 12/31/49 @		1,768	2,439,840
Intelsat 5.75% exercise price $22.05, expiration date
5/1/16 @		59,086	579,634
Maiden Holdings 7.25% exercise price $15.17, expiration
date 9/15/16 *		43,033	2,059,990
T-Mobile U.S. 5.50% exercise price $31.02, expiration
date 12/15/17		22,922	1,582,076

NQ-189 [1/16] 3/16 (16178)     39

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

	Number of
	Shares	Value (U.S. $)
Convertible Preferred Stock (continued)
Wells Fargo 7.50% exercise price $156.71, expiration date
12/31/49	2,210	$2,590,120
Total Convertible Preferred Stock (cost $20,545,482)		15,239,161

Preferred Stock – 0.72%
Bank of America 6.10% ●	3,595,000	3,659,530
General Electric 5.00% ●	11,412,000	11,740,095
Integrys Energy Group 6.00% @●	205,350	5,358,362
PNC Preferred Funding Trust II 144A 1.735% #●	13,900,000	12,127,750
USB Realty 144A 1.769% #@●	4,485,000	3,823,463
Total Preferred Stock (cost $34,732,911)		36,709,200

	Principal amount°
Short-Term Investments – 14.13%
Discount Notes – 12.17%≠
Federal Home Loan Bank
0.086% 2/26/16	50,110,799	50,102,080
0.103% 2/3/16	57,027,786	57,026,987
0.121% 3/7/16	45,418,502	45,405,830
0.137% 3/22/16	30,602,006	30,589,796
0.202% 3/2/16	7,155,612	7,153,902
0.223% 2/18/16	138,603,570	138,587,214
0.237% 2/9/16	68,583,776	68,579,935
0.276% 3/14/16	47,296,202	47,280,357
0.295% 2/24/16	16,318,612	16,316,001
0.30% 3/1/16	16,318,612	16,314,842
0.31% 3/9/16	46,876,930	46,863,101
0.37% 4/15/16	36,373,168	36,347,016
0.375% 4/21/16	22,618,359	22,600,762
0.375% 4/22/16	15,062,079	15,050,210
0.53% 8/15/16	24,477,918	24,415,279
		622,633,312
Repurchase Agreements – 1.96%
Bank of America Merrill Lynch
0.26%, dated 1/29/16, to be repurchased on 2/1/16,
repurchase price $27,524,261 (collateralized by
U.S. government obligations 3.125%
11/15/41; market value $28,074,150)	27,523,664	27,523,664
Bank of Montreal
0.30%, dated 1/29/16, to be repurchased on 2/1/16,
repurchase price $27,524,353 (collateralized by
U.S. government obligations 0.75%–8.75%
6/30/17–11/15/43; market value $28,074,149)	27,523,665	27,523,665

40     NQ-189 [1/16] 3/16 (16178)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.31%, dated 1/29/16, to be repurchased on 2/1/16,
repurchase price $45,094,836 (collateralized by
U.S. government obligations 0.00%–6.875%
5/15/16–11/15/43; market value $45,995,544)	45,093,671	$45,093,671
		100,141,000
Total Short-Term Investments (cost $722,783,945)		722,774,312

Total Value of Securities Before Securities
Lending Collateral – 109.48%
(cost $5,641,708,258)		5,598,378,657

	Number of
	Shares
Securities Lending Collateral – 1.22%
Separate Account
Delaware Diversified Income Fund	62,297,926	62,297,926
Total Securities Lending Collateral (cost $62,297,926)		62,297,926

Total Value of Securities – 110.70%
(cost $5,704,006,184)		5,660,676,583 ■
Obligation to Return Securities Lending Collateral – (1.22%)		(62,297,926)
Liabilities Net of Receivables and Other Assets – (9.48%)★		(484,799,633)
Net Assets Applicable to 592,826,534 Shares Outstanding – 100.00%		$5,113,579,024

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2016, the aggregate value of Rule 144A securities was $1,007,903,888, which represents 19.71% of the Fund’s net assets.
*	Fully or partially on loan.
@	Illiquid security. At Jan. 31, 2016, the aggregate value of illiquid securities was $169,028,595, which represents 3.31% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
★	Of this amount, $46,000 represents cash collateral posted for TBAs and $250,000 represents cash collateral posted for certain open derivatives.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At January 31, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.

NQ-189 [1/16] 3/16 (16178)     41

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

■	Includes $60,277,860 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of Jan. 31, 2016. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
∑	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Jan. 31, 2016.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Jan. 31, 2016.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Jan. 31, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(9,028,083)	USD	6,286,615	3/4/16	$(92,596)
BAML	CAD	(11,849,217)	USD	8,335,898	3/4/16	(122,351)
BAML	EUR	8,335,436	USD	(9,038,864)	3/4/16	(1,460)
BAML	JPY	(1,048,232,297)	USD	8,856,902	3/4/16	192,363
BAML	NZD	(20,628,952)	USD	13,314,132	3/4/16	(16,703)
BNP	AUD	(8,296,448)	USD	5,782,574	3/4/16	(79,666)
BNP	NOK	(29,818,164)	USD	3,410,917	3/4/16	(22,522)
GS	KRW	(2,147,483,648)	USD	1,957,040	3/4/16	20,088
HSBC	GBP	(4,627,733)	USD	6,594,542	3/4/16	154
JPMC	KRW	(2,147,483,648)	USD	7,117,474	3/4/16	69,763
JPMC	PLN	(8,143,900)	USD	1,974,282	3/4/16	(20,568)
JPMC	SEK	5,329,174	USD	(623,560)	3/4/16	(2,073)
TD	COP	(634,224,938)	USD	(1,115,973)	3/4/16	32,582
TD	JPY	(4,294,967,296)	USD	(3,482,502)	3/4/16	(76,327)
TD	MXN	51,338,151	USD	(2,789,935)	3/4/16	33,802
UBS	INR	193,830,339	USD	(2,843,337)	3/4/16	(3,818)
						$(89,332)

42     NQ-189 [1/16] 3/16 (16178)

(Unaudited)

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(839)	E-mini S&P 500 Index	$(83,323,736)	$(80,967,695)	3/19/16	$2,356,041
337	Euro-Bund	58,346,856	59,634,527	3/9/16	1,287,671
(880)	U.S. Treasury 10 yr Notes	(112,157,549)	(114,028,750)	3/22/16	(1,871,201)
764	U.S. Treasury Long Bonds	117,393,704	123,027,875	3/22/16	5,634,171
		$(19,740,725)			$7,406,682

Swap Contracts

CDS Contracts1

	Swap		Annual			Unrealized
	Referenced		Protection	Termination	Upfront	Appreciation
Counterparty	Obligation	Notional Value[2]	Payments	Date	Payment	(Depreciation)[3]
	Protection
	Purchased:
	JPMC -
ICE	CDX.NA.HY.25[4]	104,415,000	5.00%	12/20/20	$44,072	113,880
	JPMC - ITRAXX®
	Europe
	Crossover Series
ICE	24.1[5]	EUR 17,805,000	5.00%	12/20/20	(1,628,618)	537,197
JPMC	CDX.EM.24[6]	27,422,360	1.00%	12/20/20	2,761,070	424,900
					$1,176,524	$1,075,977

Interest Rate Swap Contracts7

		Fixed	Floating		Unrealized
Counterparty &		Interest Rate	Interest Rate	Termination	Appreciation
Referenced Obligation	Notional Value	Received	Received	Date	(Depreciation)
CME - BOA 10 yr IRS	40,640,000	2.05%	0.616%	1/12/26	$828,124
CME - BOA 30 yr IRS	18,380,000	2.50%	0.616%	1/12/46	745,614
CME - BOA 30 yr IRS	23,170,000	2.52%	0.616%	1/12/46	1,046,122
CME - BOA 30 yr IRS	25,090,000	2.49%	0.616%	1/14/46	909,858
					$3,529,718

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

NQ-189 [1/16] 3/16 (16178)     43

Schedule of investments
Delaware Diversified Income Fund (Unaudited)

2Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(374,412).

4Markit’s CDX.NA.HY Index is composed of one hundred (100) of the most liquid North American entities with high yield credit ratings that trade in the CDS market.

5Markit’s iTraxx® Europe Crossover index is composed of up to fifty (50) European entities with non-investment grade credit ratings that trade in the CDS market.

6Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe, Africa and Asia.

7An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BNP – Banque Paribas
BOA – Bank of America
CAD – Canadian Dollar
CDS – Credit Default Swap
CDX.EM – Credit Default Swap Index Emerging Markets
CDX.NA.HY – Credit Default Swap Index North America High Yield
CLO – Collateralized Loan Obligation
CME – Chicago Mercantile Exchange Inc.
COP – Colombian Peso
DB – Deutsche Bank
EUR – European Monetary Unit
GBP – British Pound Sterling
GE – General Electric
GNMA – Government National Mortgage Association
GS – Goldman Sachs
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
ICE – Intercontinental Exchange, Inc.
IDR – Indonesian Rupiah
INR – Indian Rupee

44     NQ-189 [1/16] 3/16 (16178)

(Unaudited)

Summary of abbreviations (continued):
JPMBB – JPMorgan Barclays Bank
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
LB – Lehman Brothers
MASTR – Mortgage Asset Securitization Transactions, Inc.
MXN – Mexican Peso
NOK – Norwegian Krone
NZD – New Zealand Dollar
PLN – Polish Zloty
RBS – Royal Bank of Scotland
REMIC – Real Estate Mortgage Investment Conduit
RUB – Russian Ruble
SEK – Swedish Krona
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
UBS – Union Bank of Switzerland
USD – U.S. Dollar
WaMu – Washington Mutual
WF – Wells Fargo
yr – Year

NQ-189 [1/16] 3/16 (16178)     45

Notes
Delaware Diversified Income Fund	January 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Adviser Funds (Trust) – Delaware Diversified Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

46     NQ-189 [1/16] 3/16 (16178)

(Unaudited)

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-189 [1/16] 3/16 (16178)     47

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2016:

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed
Securities[1]	$—	$1,966,128,076	$9,648,767	$1,975,776,843
Corporate Debt	—	1,771,273,202	—	1,771,273,202
Municipal Bonds	—	374,647	—	374,647
Foreign Debt	—	147,644,513	—	147,644,513
Senior Secured Loans[1]	—	347,217,228	16,572,464	363,789,692
U.S. Treasury Obligations	—	564,797,087	—	564,797,087
Common Stock	—	—	—	—
Convertible Preferred Stock[1]	13,582,427	1,656,734	—	15,239,161
Preferred Stock[1]	5,358,362	31,350,838	—	36,709,200
Short-Term Investments	—	722,774,312	—	722,774,312
Securities Lending Collateral	—	62,297,926	—	62,297,926
Total Value of Securities	$18,940,789	$5,615,514,563	$26,221,231	$5,660,676,583

Foreign Currency Exchange Contracts	$—	$(89,332)	$—	$(89,332)
Futures Contracts	7,406,682	—	—	7,406,682
Swap Contracts	—	4,605,695	—	4,605,695

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-
Backed Securities	—	99.51%	0.49%	100.00%
Senior Secured Loans	—	95.44%	4.56%	100.00%
Convertible Preferred Stock	89.13%	10.87%	—	100.00%
Preferred Stock	14.60%	85.40%	—	100.00%

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the period ended Jan. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

48     NQ-189 [1/16] 3/16 (16178)

(Unaudited)

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-189 [1/16] 3/16 (16178)     49

Schedule of investments
Delaware U.S. Growth Fund	January 31, 2016 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 99.54%✧
Consumer Discretionary – 17.60%
Discovery Communications Class A †	928,239	$25,610,114
Discovery Communications Class C †	1,673,172	45,527,010
eBay †	4,309,523	101,101,410
L Brands	1,124,218	108,093,561
Liberty Interactive QVC Group Class A †	5,862,117	152,766,769
Nielsen Holdings	1,675,709	80,702,145
TripAdvisor †	1,265,170	84,462,749
		598,263,758
Consumer Staples – 4.41%
Walgreens Boots Alliance	1,878,392	149,745,410
		149,745,410
Financial Services – 26.05%
Crown Castle International	1,792,563	154,518,931
Equinix	445,643	138,403,346
Intercontinental Exchange	462,868	122,104,578
MasterCard Class A	1,557,310	138,647,309
PayPal Holdings †	3,619,970	130,825,716
Visa Class A	2,694,427	200,707,867
		885,207,747
Healthcare – 22.68%
Allergan †	643,510	183,033,549
Biogen †	422,761	115,439,119
Celgene †	1,705,161	171,061,752
DENTSPLY International	662,088	38,990,362
Novo Nordisk ADR	2,144,446	119,810,198
Sirona Dental Systems †	362,440	38,523,748
Valeant Pharmaceuticals International †	1,153,063	104,029,344
		770,888,072
Technology – 28.80%
Alphabet Class A †	175,477	133,599,414
Alphabet Class C †	141,241	104,935,001
Baidu ADR †	426,971	69,711,555
Electronic Arts †	2,099,606	135,519,069
Facebook Class A †	1,105,008	123,992,948
Intuit	714,452	68,237,310
Microsoft	2,971,744	163,713,377
QUALCOMM	3,668,906	166,348,198
Yelp †	612,229	12,826,198
		978,883,070
Total Common Stock (cost $2,974,223,042)		3,382,988,057

NQ-101 [1/16] 3/16 (16175)     1

Schedule of investments
Delaware U.S. Growth Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments – 0.89%
Discount Notes – 0.44%≠
Federal Home Loan Bank
0.295% 2/24/16	1,259,639	$1,259,437
0.30% 3/1/16	1,259,639	1,259,348
0.31% 3/9/16	4,246,963	4,245,710
0.37% 4/15/16	3,295,341	3,292,972
0.375% 4/21/16	2,005,422	2,003,862
0.375% 4/22/16	1,162,647	1,161,730
0.53% 8/15/16	1,889,458	1,884,623
		15,107,682
Repurchase Agreements – 0.45%
Bank of America Merrill Lynch
0.26%, dated 1/29/16, to be repurchased on 2/1/16,
repurchase price $4,189,066 (collateralized by
U.S. government obligations 3.125%
11/15/41; market value $4,272,757)	4,188,975	4,188,975
Bank of Montreal
0.30%, dated 1/29/16, to be repurchased on 2/1/16,
repurchase price $4,189,080 (collateralized by
U.S. government obligations 0.75%–8.75%
6/30/17–11/15/43; market value $4,272,756)	4,188,975	4,188,975
BNP Paribas
0.31%, dated 1/29/16, to be repurchased on 2/1/16,
repurchase price $6,863,227 (collateralized by
U.S. government obligations 0.00%–6.875%
5/15/16–11/15/43; market value $7,000,310)	6,863,050	6,863,050
		15,241,000
Total Short-Term Investments (cost $30,347,602)		30,348,682
Total Value of Securities – 100.43%
(cost $3,004,570,644)		3,413,336,739

Liabilities Net of Receivables and Other Assets – (0.43%)		(14,578,052)
Net Assets Applicable to 142,106,323 Shares Outstanding – 100.00%		$3,398,758,687

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ADR – American Depositary Receipt

2     NQ-101 [1/16] 3/16 (16175)

Notes
Delaware U.S. Growth Fund	January 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Adviser Funds (Trust) – Delaware U.S. Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ-101 [1/16] 3/16 (16175)     3

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$3,382,988,057	$—	$3,382,988,057
Short-Term Investments	—	30,348,682	30,348,682
Total Value of Securities	$3,382,988,057	$30,348,682	$3,413,336,739

During the period ended Jan. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Jan. 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

4     NQ-101 [1/16] 3/16 (16175)

Schedule of investments
Delaware Global Real Estate Opportunities Fund	January 31, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bond – 0.12%
VEREIT 3.75% exercise price $14.99, maturity date
12/15/20	50,000	$45,000
Total Convertible Bond (cost $45,500)		45,000

	Number of shares
Common Stock – 94.27%Δ
Australia – 5.61%
GPT Group-In Specie @=†	1,377,200	0
Investa Office Fund	25,828	72,237
Scentre Group	235,259	734,892
Stockland	187,229	549,345
Westfield	102,040	726,382
		2,082,856
Canada – 0.97%
Allied Properties Real Estate Investment Trust	8,350	198,483
RioCan Real Estate Investment Trust	9,200	162,473
		360,956
China/Hong Kong – 4.84%
Hongkong Land Holdings	90,400	569,596
Hysan Development	106,072	410,996
Kerry Properties	35,500	82,162
Link REIT	43,000	246,690
Sun Hung Kai Properties	44,724	485,222
		1,794,666
France – 5.52%
Gecina	5,232	672,559
Klepierre	24,972	1,082,337
Unibail-Rodamco	1,163	293,148
		2,048,044
Germany – 2.55%
alstria office REIT †	30,520	380,217
Vonovia	18,637	568,033
		948,250
Italy – 0.47%
Beni Stabili	257,772	174,163
		174,163
Japan – 5.69%
Japan Real Estate Investment	51	270,912
Mitsubishi Estate	31,642	626,407
Mitsui Fudosan	45,446	1,069,839
Orix JREIT	103	143,595
		2,110,753

NQ-223 [1/16] 3/16 (16176)     1

Schedule of investments
Delaware Global Real Estate Opportunities Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
Singapore – 0.92%
CapitaLand	67,600	$146,949
Mapletree Commercial Trust	207,494	195,019
		341,968
Spain – 1.28%
Merlin Properties Socimi	41,015	476,310
		476,310
United Kingdom – 6.67%
Derwent London	3,998	185,430
Grainger	84,824	280,178
Great Portland Estates	60,573	664,333
Segro	108,483	680,790
Shaftesbury	55,479	665,993
		2,476,724
United States – 59.75%
Alexandria Real Estate Equities	5,647	447,129
American Residential Properties	14,088	238,651
Apartment Investment & Management	12,540	490,941
AvalonBay Communities	4,473	767,075
Boston Properties	4,053	470,999
Brandywine Realty Trust	15,238	195,504
Brixmor Property Group	18,103	481,902
CubeSmart	22,602	707,217
DCT Industrial Trust	14,342	513,300
DDR	26,051	445,733
Digital Realty Trust	8,631	691,170
Douglas Emmett	13,861	410,008
Duke Realty	40,846	822,230
Empire State Realty Trust	15,332	253,745
Equity Commonwealth †	17,082	459,335
Equity One	16,601	460,180
Equity Residential	12,924	996,311
Essex Property Trust	949	202,241
Extra Space Storage	5,196	471,225
Federal Realty Investment Trust	2,692	406,034
First Industrial Realty Trust	16,676	343,359
General Growth Properties	27,070	759,043
Host Hotels & Resorts	45,922	636,020
Hudson Pacific Properties	10,297	261,647
Kimco Realty	17,024	462,883
Macerich	5,388	420,102
Mack-Cali Realty	9,588	199,334

2     NQ-223 [1/16] 3/16 (16176)

(Unaudited)

	Number of shares	Value (U.S. $)
Common StockΔ (continued)
United States (continued)
National Retail Properties	8,904	$382,338
Paramount Group	21,214	347,910
Pebblebrook Hotel Trust	8,683	212,039
Post Properties	3,050	174,734
Prologis	19,428	766,823
PS Business Parks	5,408	468,225
Public Storage	4,709	1,194,014
Regency Centers	3,421	247,646
Retail Properties of America	23,686	367,370
Simon Property Group	9,435	1,757,552
SL Green Realty	2,538	245,196
Spirit Realty Capital	26,815	281,021
Taubman Centers	6,956	494,154
UDR	20,048	713,508
Urban Edge Properties	17,395	422,698
Ventas	3,426	189,526
Vornado Realty Trust	5,706	504,753
Welltower	6,323	393,417
		22,176,242

Total Common Stock (cost $35,539,923)		34,990,932

	Principal amount°
Short-Term Investments – 6.32%
Discount Notes – 4.51%≠
Federal Home Loan Bank
0.151% 2/3/16	24,968	24,967
0.18% 2/26/16	55,892	55,882
0.18% 3/7/16	19,800	19,794
0.19% 3/22/16	100,328	100,288
0.239% 2/18/16	175,250	175,229
0.25% 2/9/16	141,623	141,615
0.295% 2/24/16	78,862	78,850
0.30% 3/1/16	78,862	78,844
0.31% 3/9/16	176,498	176,446
0.31% 3/14/16	404,445	404,309
0.37% 4/15/16	136,950	136,851
0.375% 4/21/16	88,645	88,576
0.375% 4/22/16	72,790	72,733
0.53% 8/15/16	118,293	117,991
		1,672,375

NQ-223 [1/16] 3/16 (16176)     3

Schedule of investments
Delaware Global Real Estate Opportunities Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements – 1.81%
Bank of America Merrill Lynch
0.26%, dated 1/29/16, to be repurchased on 2/1/16,
repurchase price $184,703 (collateralized by
U.S. government obligations 3.125%
11/15/41; market value $188,393)	184,699	$184,699
Bank of Montreal
0.30%, dated 1/29/16, to be repurchased on 2/1/16,
repurchase price $184,703 (collateralized by
U.S. government obligations 0.75%–8.75%
6/30/17–11/15/43; market value $188,393)	184,698	184,698
BNP Paribas
0.31%, dated 1/29/16, to be repurchased on 2/1/16,
repurchase price $302,611 (collateralized by
U.S. government obligations 0.00%–6.875%
5/15/16–11/15/43; market value $308,655)	302,603	302,603
		672,000
Total Short-Term Investments (cost $2,344,323)		2,344,375

Total Value of Securities – 100.71%
(cost $37,929,746)		37,380,307
Liabilities Net of Receivables and Other Assets – (0.71%)		(262,545)
Net Assets Applicable to 5,444,987 Shares Outstanding – 100.00%		$37,117,762

@	Illiquid security. At Jan. 31, 2016, the aggregate value of illiquid securities was $0, which represents 0.00% of the Fund’s net assets.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Jan. 31, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

4     NQ-223 [1/16] 3/16 (16176)

(Unaudited)

The following foreign currency exchange contracts were outstanding at Jan. 31, 2016:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	AUD	56,559	USD	(40,096)	2/3/16	$(76)
BNYM	CAD	6,318	USD	(4,517)	2/2/16	(8)
BNYM	EUR	26,090	USD	(28,298)	2/2/16	(32)
BNYM	GBP	15,663	USD	(22,292)	2/2/16	27
						$(89)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
AUD – Australian Dollar
BNYM – BNY Mellon
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
REIT – Real Estate Investment Trust
USD – U.S. Dollar

NQ-223 [1/16] 3/16 (16176)     5

Notes
Delaware Global Real Estate Opportunities Fund	January 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Adviser Funds (Trust) – Delaware Global Real Estate Opportunities Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

6     NQ-223 [1/16] 3/16 (16176)

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2016:

Securities	Level 1	Level 2	Level 3	Total
Convertible Bond	$—	$45,000	$—	$45,000
Common Stock
Australia	—	2,082,856	—	2,082,856
Canada	360,956	—	—	360,956
China/Hong Kong	—	1,794,666	—	1,794,666
France	—	2,048,044	—	2,048,044
Germany	380,217	568,033	—	948,250
Italy	—	174,163	—	174,163
Japan	—	2,110,753	—	2,110,753
Singapore	—	341,968	—	341,968
Spain	—	476,310	—	476,310
United Kingdom	—	2,476,724	—	2,476,724
United States	22,176,242	—	—	22,176,242
Short-Term Investments	—	2,344,375	—	2,344,375
Total Value of Securities	$22,917,415	$14,462,892	$—	$37,380,307

Foreign Currency Exchange Contracts	$—	$(89)	$—	$(89)

NQ-223 [1/16] 3/16 (16176)     7

(Unaudited)

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the period ended Jan. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

8     NQ-223 [1/16] 3/16 (16176)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: